File No. 2-56805
                                                                        811-2650

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |_|

              Pre-Effective Amendment No.                                    |_|


              Post-Effective Amendment No.  27                               |X|


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|


              Amendment No.  19                                              |X|


                       SELIGMAN CASH MANAGEMENT FUND, INC.
               (Exact name of registrant as specified in charter)


                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450


      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box):

|_| immediately upon filing pursuant to paragraph (b) of rule 485


|_| on May 1, 1996 pursuant to paragraph (b) of rule 485

|X| 60 days after filing pursuant to paragraph (a)(i) of rule 485


|_| on (date) pursuant to paragraph (a)(i) of rule 485

|_| 75 days after filing pursuant to paragraph (a)(ii) of rule 485

|_| on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year will be filed with the Commission on or about February 20, 1996

                                                                File No. 2-56805
                                                                        811-2650


                       SELIGMAN CASH MANAGEMENT FUND INC.
                         FORM N-1A CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 27
                             Pursuant to Rule 481(a)



Item in Part A of Form N-1A                                    Location in Prospectus
1.    Cover Page                                               Cover Page

2.    Synopsis                                                 Summary of Fund Expenses

3.    Condensed Financial Information                          Financial Highlights

4.    General Description of Registrant                        Cover Page; Organization and Capitalization

5.    Management of the Fund                                   Management Services

6.    Capital Stock and Other Securities                       Net Asset Value Per Share; Organization and Capitalization

7.    Purchase of Securities Being Offered                     Alternative Distribution System; Purchase of Shares; Administration,
                                                               Shareholder Services and Distribution Plan

8.    Redemption or Repurchase                                 Telephone Transactions; Redemption of Shares; Exchange Privilege;
                                                               Further Information About Transactions In The Fund

9.    Pending Proceedings                                      Not Applicable

Item in Part B of Form N-1A                                    Location in Statement of Additional Information
10.   Cover Page                                               Cover Page

11.   Table of Contents                                        Table of Contents

12.   General Information and History                          General Information; Appendix B

13.   Investment Objectives and Policies                       Investment Objectives And Policies; Investment Limitations

14.   Management of the Registrant                             Management And Expenses

15.   Control Persons and Principal                            Directors and Officers
      Holders of Securities

16.   Investment Advisory and Other Services                   Management and Expenses

17.   Brokerage Allocation                                     Not Applicable

18.   Capital Stock and Other Securities                       General Information

19.   Purchase, Redemption and Pricing                         Purchase and Redemption of Fund Shares;
      of Securities Being Offered                              Net Asset Value Per Share

20.   Tax Status                                               Federal Income Taxes (Prospectus)

21.   Underwriters                                             Not Applicable

22.   Calculation of Performance Data                          Calculation of Yield; Net Asset Value Per Share
      of Money Market Funds

23.   Financial Statements                                     Financial Statements


                       SELIGMAN CASH MANAGEMENT FUND, INC.
                                 100 Park Avenue
                               New York, NY 10017
                     New York City Telephone: (212) 850-1864
       Toll-Free Telephone: (800) 221-2450--all continental United States
      For Retirement Plan Information--Toll-Free Telephone: (800) 445-1777

                                                                  April   , 1996

     Seligman Cash Management Fund, Inc. (the "Fund") is a money market fund which seeks to preserve capital and to maximize liquidity and current income by investing in high-quality money market instruments. There can be no assurance that the Fund's investment objectives will be achieved. For a description of the Fund's investment objectives and policies, including the risk factors associated with an investment in the Fund, see "Investment Objectives And Policies." INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     The Fund offers three classes of shares. Class A shares are sold subject to an annual service fee of up to .25 of 1% of the average daily net asset value of the Class A shares. Such service fee will not be charged until after April 30, 1997. Class B shares and Class D shares are available only through an exchange of shares of another mutual fund in the Seligman Group offering Class B shares ("Original Class B Shares") or Class D shares ("Original Class D Shares"), respectively, or, through securities dealers or other financial intermediaries, to facilitate periodic investments in Class B shares or Class D shares, respectively, of other mutual funds in the Seligman Group. Class B shares are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL"), if applicable, of 5% on redemptions in the first year after issuance of such shares (or, in the case of Class B shares acquired upon exchange, the issuance of the Original Class B Shares), declining to 1.00% in the sixth year and 0.00% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of issue. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on certain redemptions within one year of purchase (or, in the case of Class D shares acquired upon exchange, the purchase of the Original Class D Shares). In addition, Class B shares and Class D shares are each subject to an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of their respective class. See "Alternative Distribution System." Shares of the Fund may be purchased through any authorized investment dealer.

     This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and incorporated herein by reference in its entirety.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
   BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
     INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                     PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                       PAGE
                                                       ----
Summary Of Fund Expenses ............................     2
Financial Highlights ................................     4
Alternative Distribution System .....................     5
Investment Objectives And Policies ..................     6
Management Services .................................     8
Net Asset Value Per Share............................     9
Purchase Of Shares ..................................     9
Right Of Accumulation In Purchases Of Shares
   Of The Other Seligman Funds.......................    13
Telephone Transactions...............................    13
Redemption Of Shares ................................    14
Administration, Shareholder Services
  And Distribution Plan..............................    16
Exchange Privilege ..................................    17
Dividends............................................    19
Federal Income Taxes ................................    20
Shareholder Information .............................    20
Yield ...............................................    22
Organization And Capitalization .....................    22

                            SUMMARY OF FUND EXPENSES

                                                                CLASS A                  CLASS B                 CLASS D
                                                                 SHARES                   SHARES                  SHARES
                                                               --------                 --------                --------
                                                         (INITIAL SALES          (DEFERRED SALES         (DEFERRED SALES
                                                                   LOAD                     LOAD                    LOAD
                                                           ALTERNATIVE)             ALTERNATIVE)            ALTERNATIVE)
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price).......................     None                     None                    None
  Sales Load on Reinvested Dividends..........................     None                     None                    None
  Deferred Sales Load (as a percentage of
      original purchase price or redemption
      proceeds, whichever is lower)...........................     None           5% in 1st year          1% in 1st year
                                                                                  4% in 2nd year         None thereafter
                                                                                   3% in 3rd and
                                                                                        4th year
                                                                                  2% in 5th year
                                                                                  1% in 6th year
                                                                                 None thereafter
  Redemption Fees.............................................     None                     None                    None
  Exchange Fees...............................................     None                     None                    None

                                                                CLASS A                 CLASS B*                 CLASS D
                                                                 SHARES                   SHARES                  SHARES
                                                               --------                 --------                --------
ANNUAL FUND OPERATING EXPENSES  FOR 1995
(as a percentage of average net assets)
  Management Fees.............................................     .43%                     .43%                    .43%
  12b-1 Fees+.................................................       --                    1.00%**                 1.00%**
  Other Expenses .............................................     .43%                     .43%                    .43%
                                                                   ----                    -----                   -----
  Total Fund Operating Expenses...............................     .86%                    1.86%                   1.86%
                                                                   ====                    =====                   =====

     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of the Fund bear directly or indirectly. The contingent deferred sales load on Class B and Class D shares is a one-time charge paid only if shares are redeemed within six years or one year of purchase, respectively (or, in the case of shares acquired upon exchange, the issuance of the Original Class B Shares or Original Class D Shares). For more information concerning a description of the various costs and expenses, see "Management Services," "Purchase Of Shares" and "Redemption Of Shares" herein. The Fund's Administration, Shareholder Services and Distribution Plan to which the caption "12b-1 Fees" relates, is discussed under "Administration, Shareholder Services And Distribution Plan" herein.

EXAMPLE                                                                      1 YEAR     3 YEARS     5 YEARS      10 YEARS
                                                                             -------    ---------   ---------     ----------
You would pay the  following  expenses on a $1,000
investment,  assuming (1) 5% annual return and (2)
redemption at the end of each time period:....................Class A        $ 9        $27         $ 48         $106
                                                              Class B++      $69        $88         $121         $192
                                                              Class D        $29+++     $58         $101         $218

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.

   * Expenses for Class B shares are estimated because no shares of that Class were outstanding in the year ended December 31, 1995.
  ** Includes an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1%. Pursuant to the Rules of the National Association of Securities Dealers, Inc., the aggregate deferred sales loads and annual distribution fees on Class B or Class D shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of the Fund may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in the shares.
   + The 12b-1 plan, approved by shareholders in respect of Class A shares on November 23, 1992, pursuant to which up to .25% of the Fund's Class A Shares' average net assets may be paid to Seligman Financial Services, Inc. for administration, shareholder services and distribution assistance is not reflected in the Summary of Expenses since those fees will not be charged until after April 30, 1997.
  ++ Assuming (1) 5% annual return and (2) no redemption at the end of the period, the expenses on a $1,000 investment would be $19 for 1 year, $58 for 3 years and $101 for 5 years. The 10 year expense amount accounts for the conversion to Class A at the end of 8 years.
 +++ Assuming (1) 5% annual return and (2) no redemption at the end of one year, the expenses on a $1,000 investment would be $19.

                              FINANCIAL HIGHLIGHTS

     The financial highlights for the Fund's Class A shares and Class D shares for the periods presented below have been audited by , independent auditors. This information, which is derived from the financial and accounting records of the Fund, should be read in conjunction with the financial statements and notes contained in the 1995 Annual Report which may be obtained by calling or writing the Fund at the telephone numbers or address provided on the cover page of this Prospectus. Financial highlights are not presented for the Class B shares because no shares of that Class were outstanding during the periods set forth below.

     The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Fund's beginning net asset value to its ending net asset value so that they may understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

     The total return based on net asset value measures the Fund's performance assuming investors purchased Fund shares at net asset value as of the beginning of the period, invested dividends paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. Total returns for periods of less than one year are not annualized.


                                                           CLASS A                                         CLASS D
                --------------------------------------------------------------------------------------------------------------------
                                                                                                      YEAR ENDED   5/3/93*
                                                   YEAR ENDED DECEMBER 31                            DECEMBER 31,    TO
                --------------------------------------------------------------------------------------------       -----------------
                   1995     1994     1993     1992     1991     1990     1989     1988     1987     1986     1995     1994  12/31/93
                        --------------------------------------------------------------------------------------    -------- --------
PER SHARE
OPERATING
PERFORMANCE:
Net asset value,
  beginning of
  period            $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000  $1.000  $1.000   $1.000
Net investment
  income              .051     .034     .024     .030     .053     .074     .084     .066     .059     .060    .040    .024    .003
Dividends paid
or declared          (.051)   (.034)   (.024)   (.030)   (.053)   (.074)   (.084)   (.066)   (.059)   (.060)  (.040)  (.024)  (.003)
                       -------------------------------------------------------------------------------------------------------------
Net asset value,
end of period       $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000  $1.000  $1.000  $1.000
                       =============================================================================================================
TOTAL RETURN BASED
  ON NET ASSET VALUE .5.18%    3.46%    2.40%    3.10%    5.53%    7.53%    8.76%    6.88%    6.13%    6.18%   4.08%   2.35%   .30%
RATIOS/SUPPLEMENTAL
  DATA:
Expenses to average
  net assets.......... .86%     .82%     .77%     .76%     .79%     .80%     .80%     .93%     .83%     .87%   1.90%   1.90%  1.74%+
Net investment
  income to average
  net assets.         5.06%    3.41%    2.37%    3.04%    5.34%    7.40%    8.46%    6.63%    5.96%    6.00%   4.02%   2.32%  1.39%+
Net assets,
  end of period
  (000's omitted) $177,395 $194,406 $173,902 $193,158 $260,297 $287,518 $321,481 $344,664 $354,588 $349,221 $14,554  $3,458     $26
Without management
  fee waiver or
  expense
  reimbursement:**
Net investment
  income
  per share                            $.023    $.029    $.052                                                        $.013   $.002
Ratios:
  Expenses to average
    net assets..........                 .86%     .85%     .86%                                                        3.23%  1.83%+
  Net investment income
    to average net assets               2.28%    2.95%    5.28%                                                         .99%  1.30%+
----------
   * Commencement of offering of Class D shares.
  ** For the  years  1991 to 1993,  the  Manager,  at its  discretion,  waived a portion of its management  fees for the Fund. In 1994, the Manager,  at its discretion, reimbursed a portion of the expenses of Class D shares.
   + Annualized.

     The data provided above for the Class A shares reflects historical information and therefore has not been adjusted to reflect the effect of the increased management fee approved by shareholders on April 10, 1991 or the Administration, Shareholder Services and Distribution Plan which was approved on November 23, 1992, payment of which may commence after April 30, 1997.

ALTERNATIVE DISTRIBUTION SYSTEM
     The Fund offers three classes of shares: Class A shares, Class B shares and Class D shares, each of which may be acquired by investors at net asset value. Class A shares are sold to all investors except as described below. Class B shares and Class D shares are offered only (1) to investors who wish to exchange their Class B or Class D shares of another mutual fund in the Seligman Group ("Original Shares") for Class B or Class D shares, respectively, of the Fund and
(2) to investors who, using the services of securities dealers or other financial intermediaries, intend to make periodic investments in Class B or Class D shares of other mutual funds in the Seligman Group by exchanging their Class B or Class D shares of the Fund. Class B or Class D shares of another mutual fund in the Seligman Group may only be exchanged for Class B or Class D shares, respectively, of the Fund. Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within six years of purchase (or, in the case of shares acquired through an exchange, of the purchase of the Original Shares), a CDSL, and who desire shares to convert automatically to Class A shares after eight years. Class D shares are subject to a higher distribution fee and, with respect to redemptions of shares within one year of purchase (or, in the case of shares acquired through an exchange, of the purchase of the Original Shares), a CDSL.

     The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of the distribution and other expenses of each class. Class A shares currently do not bear distribution expenses. Class B and Class D shares bear a distribution expense, which will cause such shares to pay lower dividends than the Class A shares. In addition, Class B shares will be converted into Class A shares after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through the reinvestment of dividends on Class B shares also will convert automatically to Class A shares together with the underlying shares on which they were paid. The three classes also have separate exchange privileges.
     The Directors of the Fund believe that no conflict of interest currently exists between the Class A, Class B and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the 1940 Act and Maryland law, will seek to ensure that no such conflict arises. For this purpose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is reasonably necessary to eliminate any such conflicts that may develop.

     DIFFERENCES BETWEEN CLASSES. The primary distinctions between Class A, Class B and Class D shares are their ongoing expenses as set forth below. The primary differences between Class B and Class D shares are that Class D shares are subject to a shorter CDSL period but Class B shares automatically convert to Class A shares after eight years, resulting in a reduction in ongoing fees. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSL period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class A shares. Other investors, however, may elect to purchase Class D shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in the Fund or another mutual fund in the Seligman Group for which the exchange privilege is available. Although Class D shareholders are subject to a shorter CDSL period at a lower rate, they forgo the Class B conversion feature, making their investment subject to higher distribution fees for an indefinite period of time. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

                         ANNUAL 12B-1 FEES
         INITIAL         (AS A % OF AVERAGE
         SALES LOAD      DAILY NET ASSETS)OTHER INFORMATION
         ----------      ---------------  ---------------
CLASS A  None            Service fee of        --
                         .25%. (This fee will
                         not be assessed
                         through April 30,
                         1997. Payments
                         may commence
                         after that date.)

CLASS B  None            Service fee of .25%;        CDSL of:
                         Distribution fee of         5% in 1st year
                         .75% until conversion       4% in 2nd year
                                                     3% in 3rd and 4th years
                                                     2% in 5th year
                                                     1% in 6th year
                                                     0% after 6th year

CLASS D  None            Service fee of              CDSL of 1% on
                         .25%; Distribution          redemption
                         fee of .75%.                within one year of
                                                     purchase of
                                                     the Original
                                                     Class D Shares.

* Conversion occurs at the end of the month which precedes the 8th anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

     Investors who intend to purchase shares of the Fund primarily as a vehicle for exchanges into Class B or Class D shares of other funds in the Seligman Group may choose to purchase Class B or Class D shares of the Fund. This will permit participation in the Automatic Dollar-Cost-Averaging Service (see "Shareholder Information" below) and, more generally, will make exchanges for Class B or Class D shares of other funds possible. (It is not possible to exchange Class A shares of the Fund for Class B or Class D shares of any other Seligman Fund.) Moreover, the six-year or one-year period during which the CDSL is in effect will commence upon purchase of Class B or Class D shares, respectively, of the Fund. By comparison, if an investor purchases Class A shares of the Fund and redeems these periodically to invest in Class B or Class D shares of other Seligman Funds, the CDSL period will not commence until the purchase of the other funds. However, investors should weigh these advantages against the higher ongoing expenses of the Class B and Class D shares compared with the Class A shares, which will result in a lower dividend payment.

INVESTMENT OBJECTIVES AND POLICIES

     The Fund is an open-end diversified management investment company, as defined in the 1940 Act, or mutual fund, incorporated in Maryland in 1976.

     The investment objective of the Fund is to preserve capital and to maximize liquidity and current income. To the extent the Fund emphasizes preservation of capital and liquidity, current income could be lessened. There can be no assurance that the Fund's investment objectives will be attained. The value of securities in the Fund generally can be expected to vary inversely with changes in prevailing interest rates.

     Shares of the Fund offer individuals, fiduciaries, corporations and institutions a liquid investment in a professionally managed portfolio invested in money market instruments. By combining the assets of shareholders, the Fund seeks the higher yields offered by money market instruments of larger denominations which are not available to smaller investors. Moreover, shareholders of the Fund are relieved of the detailed bookkeeping and operating procedures normally associated with investments in money market instruments such as scheduling maturities, surveying markets to obtain favorable yields, evaluating credit risks and safeguarding the receipts, custody and delivery of the securities.

     The Fund seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that the Fund will be able to do so. In an effort to maintain a stable net asset value, the Fund uses the amortized cost method of valuing its securities.

     The Fund will invest only in U.S. dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Board of Directors, present minimal credit risks. Accordingly, the Fund will not purchase any security (other than a U.S. Government security) unless (i) it is rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations ("NRSRO's") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"), or (ii) if not so rated, it is determined to be of comparable quality. Determinations of the comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Fund's best interest.

     Presently, the Fund only invests in either U.S. Government securities or securities that are rated in the top category by Moody's and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSRO's, provided that not more than the greater of 1% of its total assets or $1,000,000 are invested in any one such security.

     The Fund invests in high-quality money market instruments, including the following:

     U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY OBLIGATIONS. These securities include direct obligations issued by the U.S. Treasury, such as bills, notes and bonds, and marketable obligations issued by a U.S. Government agency or instrumentality, having maturities not exceeding 13 months (397 days).

     Agency and instrumentality securities include those issued by the Small Business Administration, General Services Administration and Farmers Home Administration, each of which are guaranteed by the U.S. Treasury. Other such securities are supported by the right of the issuer to borrow from the Treasury, such as securities of Federal Home Loan Banks, while certain other securities are supported only by the credit of the agency or instrumentality itself, such as securities issued by the Federal National Mortgage Administration.
     BANK OBLIGATIONS. These instruments include obligations of domestic banks (including foreign branches) and foreign banks with maturities not exceeding 13 months (397 days) including negotiable certificates of deposit, bankers' acceptances, fixed time deposits and commercial paper. Investment in such obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

     Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

     COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT SECURITIES. Commercial paper includes short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest U.S. bank holding companies in terms of assets.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements under which it acquires a money market instrument, qualified for purchase by the Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. Although the Fund may enter into repurchase agreements with respect to any money market instruments qualified for purchase, such agreements generally involve U.S. Government securities. The Fund may enter into repurchase agreements with broker/dealers and commercial banks. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest.

     The Fund will not invest more than 10% of its assets in repurchase agreements of more than one week's duration and in fixed time deposits, other than overnight deposits, subject to withdrawal penalties.

     LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value of the securities loaned is maintained by the borrower with the Fund. During the time such securities are on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Fund will not lend more than 25% of the value of its total assets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of the Fund without offset for realized short-term capital losses, if any.

     SECURITIES TRADING. The Fund may trade investments to take advantage of short-term market movements. This may result in high portfolio turnover. The Fund does not anticipate incurring significant brokerage or transaction expenses since portfolio transactions ordinarily will be made directly with the issuer, money market dealer, or other financial institution on a net price basis.
     The foregoing investment policies are not fundamental and the Board of Directors may change such policies without the vote of a majority of the Fund's outstanding voting securities. As a matter of policy, the Board would not change the Fund's investment objectives of seeking to preserve capital and to maximize liquidity and current income without such a vote. A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

MANAGEMENT SERVICES

     The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement approved by the Board and the shareholders of the Fund, J. & W. Seligman & Co. Incorporated (the "Manager") manages the investments of the Fund and administers the business and other affairs of the Fund. The address of the Manager is 100 Park Avenue, New York, NY 10017.

     The Manager also serves as manager of sixteen other investment companies which, together with the Fund, comprise the "Seligman Group." These companies are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series,

Seligman  Portfolios,  Inc.,  Seligman Quality  Municipal Fund,  Inc.,  Seligman
Select Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust and Tri-Continental Corporation. At January 31, 1996, the aggregate assets of the Seligman Group were approximately $11.4 billion. The Manager also provides investment management or advice to institutional accounts having an aggregate value of approximately $4 billion at January 31, 1996.

     Mr. William C. Morris is Chairman and President of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

     The Manager also provides senior management for Seligman Data Corp., a wholly-owned subsidiary of the Fund and certain other investment companies in the Seligman Group, which performs, at cost, certain record-keeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.

     The Manager is entitled to receive a management fee for its services, calculated daily and payable monthly, equal to a per annum percentage of the Fund's daily net assets. For the year ended December 31, 1995, the management fee paid by the Fund was equal to .43% of the Fund's average daily net assets. The method for determining the management fee is set forth in the Appendix.

     The Fund pays all of its expenses other than those assumed by the Manager.

     In 1995, total expenses of the Fund's Class A and Class D shares amounted to .86% and 1.90%, respectively, of the average daily net assets of such class. No Class B shares of the Fund were outstanding during this period.


NET ASSET VALUE PER SHARE

     The net asset value per share of the Fund is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on days on which the New York Stock Exchange is open for business. Net asset value is calculated separately for each class. The Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. Under present policies, the Fund invests only in securities which have a maturity of 13 months (397 days) or less at the date of purchase. The Fund also maintains a weighted average portfolio maturity of 90 days or less. These policies are followed in order for the Fund to maintain a constant net asset value of $1.00 per share although there is no assurance that it will be able to do so on a continuous basis.


PURCHASE OF SHARES

     Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Fund's shares. Its address is 100 Park Avenue, New York, NY 10017.

     THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE FUND'S CLASS A SHARES IS $1,000 (EXCEPT FOR AN ACCOUNT BEING ESTABLISHED PURSUANT TO THE INVEST-A-CHECK(R) SERVICE); SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 (EXCEPT FOR INVESTMENT OF DIVIDENDS). THE RESPECTIVE MINIMUM AMOUNTS FOR INITIAL INVESTMENT IN THE FUND'S CLASS B AND CLASS D SHARES ARE $ AND $ ; SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $ (EXCEPT FOR INVESTMENT OF DIVIDENDS). THE FUND RESERVES THE RIGHT TO RETURN INVESTMENTS WHICH DO NOT MEET THESE MINIMUMS. ADDITIONALLY, THE FUND RESERVES THE RIGHT TO REFUSE ANY ORDER FOR THE PURCHASE OF SHARES.

     Each class of shares are continuously offered for sale at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective on a day on which the Fund is open for business when Mellon Bank, N.A. receives, or converts the purchase amount into Federal funds, i.e., monies of member banks within the Federal Reserve System held at a Federal Reserve Bank. Shares purchased at the close of business on the day an order becomes effective are entitled to receive income dividends that day. SFSI reserves the right to refuse any purchase order. Class A shares are subject to an annual service fee of up to .25% of the average daily net asset value of the Class A shares. Such fee may not be charged until after April 30, 1997. Class B shares and Class D shares are subject to an annual service fee of up to .25% and an annual distribution fee of up to .75% of the average daily net asset value of their respective class.

     PURCHASES BY CHECK. Checks for investment in Class A shares must be in U.S. dollars drawn on a domestic bank and should be made payable to the "Seligman Group of Funds" and sent to P.O. BOX 3936, NEW YORK, NY 10008-3936. Class B shares and Class D shares are sold only through securities dealers and other financial intermediaries. A check received from an investor for the purchase of Class B shares or Class D shares will be returned to the investor.

     Checks which are drawn on a member bank of the Federal Reserve System and received by Seligman Data Corp. by 1:00 p.m. ordinarily will be converted into Federal funds and used to purchase shares within one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted.

     Seligman Data Corp. will charge a $10.00 service fee for checks returned to it marked "unpaid." This charge may be deducted from the shareholder's account that requested the purchase. For the protection of the Fund and its shareholders, no redemption proceeds will be remitted to a shareholder with respect to shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of the shares to the shareholder's account.

     PURCHASES BY FEDERAL RESERVE WIRE SYSTEM. An investor's bank may be able to transmit Federal funds to Mellon Bank, N.A. via the Federal Reserve Wire System. If funds are transmitted in this way and received by Mellon Bank, N.A. prior to 1:30 p.m., Eastern time, on days which the New York Stock Exchange is open, the order will be effective on that day, i.e., the money will be invested and will start earning dividends.

     Wires received by Mellon Bank, N.A. after 1:30 p.m., Eastern time, or on days which the New York Stock Exchange is closed will be invested on the next business day.

     If choosing this method for opening an account, an investor should call Seligman Data Corp. to obtain an account number before wiring the investment and then instruct the bank to "wire transfer" the investment to:

                                Mellon Bank, N.A.
                             One Mellon Bank Center
                              Pittsburgh, PA 15259
                                 ABA #043000261

                   Credit: Seligman Cash Management Fund, Inc.
                                     Class A
                                  A/C #107-1302
                                 For credit to:
                              [Shareholder's Name]
                         [Shareholder's Account Number]

     Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.

     Class B shares and Class D shares are sold only through securities dealers and other financial intermediaries. Funds received from an investor by wire transfer for the purchase of Class B shares or Class D shares will be returned to the investor.

     LIMITATION ON PURCHASES OF CLASS B AND CLASS D SHARES. Class B and Class D shares of the Fund are available only through an exchange of Class B and Class D shares of another mutual fund in the Seligman Group, respectively ("Original Class B Shares" and "Original Class D Shares" and, collectively, "Original Shares"), or, through Service Organizations, to facilitate periodic investments in other mutual funds in the Seligman Group by exchanging Class B or Class D shares of the Fund for Class B or Class D shares of such other funds. Examples include the Automatic Dollar-Cost-Averaging Service (see "Shareholder Information" below) or any periodic investment or market-timing service offered by a Service Organization. For administrative reasons, Service Organizations may also purchase Class B shares or Class D shares in connection with an investment to be allocated among Class B shares or Class D shares of several other funds in the Seligman Group pursuant to the Seligman Time Horizon Matrix(R), an asset allocation program.

     CLASS B SHARES. Class B shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within six years of purchase (or, in the case of Class B shares acquired upon exchange, within six years of the purchase of the Original Class B Shares) at rates set forth in the table below, charged to a percentage of the current net asset value or the original purchase price, whichever is less.

YEARS SINCE ISSUANCE                                  CDSL
------------------                                    -----
less than 1 year....................................    5%
1 year or more but less than 2 years................    4%
2 years or more but less than 4 years...............    3%
4 years or more but less than 5 years...............    2%
5 years or more but less than 6 years...............    1%
6 years or more.....................................    0%

     Class B shares are also subject to an annual distribution fee of up to .75 of 1% and an annual distribution fee of up to .25 of 1% of the average daily net asset value of the Class B shares. SFSI will make a 4% payment to dealers in respect of purchases of Class B shares. Approximately eight years after issuance, Class B shares will convert automatically into Class A shares of the Fund, which are subject to an annual service fee of 0.25% but no distribution fee. Shares purchased through the reinvestment of dividends on Class B shares also will convert automatically to Class A shares together with the underlying shares on which they were paid. Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on the holding period for the shares acquired.


     Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.

     CLASS D SHARES. Class D shares are subject to a CDSL of 1% imposed on certain redemptions within one year of purchase (or, in the case of Class D shares acquired upon exchange, within one year of the purchase of the Original Class D Shares) and are subject to an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of the Class D shares.

     CONTINGENT DEFERRED SALES CHARGE. A CDSL will be imposed on any redemption of Class B shares or Class D shares which were purchased (or were acquired in exchange for Original Shares which were purchased) during the preceding six years (for Class B shares) or twelve months (for Class D shares); however, no CDSL will be imposed on the redemption of shares acquired through the investment of dividends or distributions from any Class B or Class D shares within the Seligman Group of mutual funds or on any shares received through an exchange of such shares. The amount of any CDSL will be paid to, and retained by, SFSI.

     To minimize the application of a CDSL to a redemption, shares received through an exchange of Original Shares which were acquired pursuant to the investment of dividends and distributions, and shares acquired pursuant to the investment of dividends and distributions of the Class B or Class D shares will be redeemed first; followed by shares received through an exchange of the

Original Shares which were acquired at least one year prior to the redemption that are not subject to a CDSL because they have been held for at least six years (with respect to Class B) or at least one year (with respect to Class D). Shares purchased, or received through an exchange of the Original Shares which were held for the longest period of time within the applicable CDSL period will then be redeemed.

     For example, assume an investor exchanges $100 worth of Original Class D Shares in January for 100 ($1.00 per share) Class D shares of the Fund. During the first year, 5 additional shares were acquired through investment of dividends. In January of the following year, an additional $50 worth of Original Class D Shares (which are less than 6 months old) are exchanged for 50 ($1.00 per share) Class D shares of the Fund. In March of that year, the investor chooses to redeem $125 from the account which now holds 155 shares with a total value of $155 ($1.00 per share). The CDSL for this transaction would be calculated as follows:

Total Shares and Value:
     Dividend shares (5 shs. @ $1.00)               $ 5.00
     Shares held more than one year
       (100 shs. @ $1.00)                           100.00
     Shares held less than one year
       Subject to CDSL (50 shs. @ $1.00)             50.00

Total Shares to be Redeemed
     (125 shs. @ $1.00) as follows:
       Dividend Shares                                5.00
       Shares held more than one year               100.00
       Shares held less than one year
         (subject to CDSL)                           20.00
                                                   -------
Gross Redemption Proceeds                          $125.00

     Less CDSL (20 shares @
      $1.00 = $20 x 1% = $.20)                         .20
                                                   -------
     Net proceeds of redemption                    $124.80
                                                   =======


     For Federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     The CDSL will be waived or reduced in the following instances:

     (a) on redemptions following the death or disability of a shareholder, as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) distributions from a custodial account under Code section 403(b)(7) or an individual retirement account ("IRA") due to death, disability, or attainment of age 591/2, and (iii) a tax-free return of an excess contribution to an IRA; (c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any registered investment management company; (e) pursuant to an automatic cash withdrawal service; and (f) in connection with the redemption of Class B or Class D shares of the Fund if it is combined with another mutual fund in the Seligman Group, or another similar reorganization transaction.

     If, with respect to a redemption of any Class B or Class D shares, which where were sold by a dealer (or which were acquired through an exchange of Original Shares sold by a dealer), the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice an amount equal to the payment or a portion thereof paid by SFSI at the time of sale.

     SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales

                          THE SELIGMAN GROUP OF FUNDS
                              Account Application



Please make your investment check payable to the 'Seligman Group of Funds' and mail it with this completed Application to:



Seligman Data Corp.
100 Park Avenue/2nd Floor
New York, NY 10017
(800) 221-2450



TO OPEN A SELIGMAN IRA, SEP OR PENSION/
PROFIT SHARING PLAN, A SEPARATE ADOPTION
AGREEMENT IS REQUIRED. PLEASE CALL
RETIREMENT PLAN SERVICES FOR MORE
INFORMATION AT (800) 445-1777.

--------------------------------------------------------------------------------
1. ACCOUNT REGISTRATION
--------------------------------------------------------------------------------




    TYPE OF   [ ] INDIVIDUAL   [ ] MULTIPLE OWNERS   [ ] GIFT/TRANSFER TO MINOR
    ACCOUNT       Use Line 1       Use Lines 1, 2 & 3    Use Line 4

    TYPE OF    [ ] OTHER (Corporations, Trusts, Organizations, Partnerships,
    ACCOUNT    Use Line 5






   Multiple   Owners  will  be  registered  as   Joint  Tenants  with  Right  of
Survivorship.
   The first name and Social Security or Taxpayer ID Number on line 1, 4 or 5 below will be used for IRS reporting.



NAME (Minors cannot be legal owners)    PLEASE PRINT OR TYPE



      1.  ------------------------------------------------------------------------------------     -----------------      ---------
                             First                    Middle                    Last                Social Security       Birthdate
                                                                                                         Number



      2.  ------------------------------------------------------------------------------------     -----------------      ---------
                             First                    Middle                    Last                Social Security       Birthdate
                                                                                                         Number




      3.  ------------------------------------------------------------------------------------     -----------------      ---------
                             First                    Middle                    Last                Social Security       Birthdate
                                                                                                         Number



      4.                                                     , as custodian for                                 under the
          --------------------------------------------------                    -----------------------------             ---------
                          Custodian (one only)                                             Minor (one only                   State

          Uniform Gift Transfer to Minors Act -------------------------------  until age ----------------------  ------------------
                                               Minor's Social Security Number             (Not more than 21)      Minor's Birthdate



      5.  -----------------------------------------------------------------------------------------------      --------------------
          Name of Corporation or Other Entity. If a Trust, also complete below.                                     Tax ID Number




   TYPE OF TRUST ACCOUNT:   [ ] Trust    [ ] Guardianship    [ ] Conservatorship

                            [ ] Estate   [ ] Other _____________________________




   Trustee/Fiduciary Name _____________________ Trust Date _____________________



   Trust Name ____________________, for the benefit of (FBO) ___________________



--------------------------------------------------------------------------------
2. MAILING ADDRESS
--------------------------------------------------------------------------------



ADDRESS                                                                    TELEPHONE
                                                                           (          )                (     )
_________________________________________________________________________  ____________  ___________    _____ ______________
Street Address or P.O. Box                                                 Daytime                     Evening


__________________________________________________________________________  U.S. CITIZEN?  [ ] Yes  [ ] No ________________________
City                            State                           Zip                                        If no, indicate country

--------------------------------------------------------------------------------
3. INVESTMENT SELECTION
--------------------------------------------------------------------------------



  Please indicate the dollar amount(s) you would like to invest in the space provided below. Minimum initial investment is $1,000 per Fund ($2,500 for Seligman Communications and Information Fund) except for accounts established concurrently with the Invest-A-Check Service (see section 6-J. of this application). IF MORE THAN ONE FUND IS SELECTED, ACCOUNTS MUST HAVE IDENTICAL REGISTRATIONS AND CLASS OF SHARES.



  PLEASE CHOOSE ONE: [ ] Class A Shares [ ] Class B Shares [ ] Class D Shares MAKE CHECK PAYABLE TO: SELIGMAN GROUP OF FUNDS



  $______________ TOTAL AMOUNT, INVESTED AS FOLLOWS:



 $_____________ Seligman Communications
                 and Information Fund
 $_____________ Seligman Henderson
                 Global Technology Fund
 $_____________ Seligman Frontier Fund
 $_____________ Seligman Henderson Global
                 Smaller Companies Fund
 $_____________ Seligman Capital Fund
 $_____________ Seligman Henderson Global
                 Growth Opportunities Fund
 $_____________ Seligman Growth Fund
 $_____________ Seligman Henderson
                 International Fund

 $_____________ Seligman Common Stock Fund
 $_____________ Seligman Income Fund
 $_____________ Seligman High-Yield Bond Fund
 $_____________ Seligman U.S. Government Securities Fund*
 $_____________ Seligman National Tax-Exempt Fund*
 $_____________ Seligman Tax-Exempt Fund (choose one):*


 CA-Qlty.     [ ]    FL    [ ]          MD   [ ]         MN   [ ]        NY    [ ]      OR    [ ]
 CA-Hy.       [ ]    GA    [ ]          MA   [ ]         MO   [ ]        NC    [ ]      PA    [ ]
 CO           [ ]    LA    [ ]          MI   [ ]         NJ   [ ]        OH    [ ]      SC    [ ]



 $______________________________ Seligman Cash Management Fund (Class A only)




 * Currently, these funds do not offer Class B shares.



 NO REDEMPTION PROCEEDS WILL BE REMITTED TO A SHAREHOLDER WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) UNTIL SELIGMAN DATA CORP. RECEIVES NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.







--------------------------------------------------------------------------------
4. SIGNATURE AND CERTIFICATION
--------------------------------------------------------------------------------



  Under penalties of perjury I certify that the number shown on this form is my correct Taxpayer Identification Number (Social Security Number) and that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. I certify to my legal capacity to purchase or redeem shares of each Fund for my own Account, or for the Account of the organization named below. I have received and read the current Prospectus of each Fund in which I am investing and appoint Seligman Data Corp. as my agent to act in accordance with my instructions herein.



A. _____________________________________________________________________________
   Date                          Signature of Investor



B. _____________________________________________________________________________
   Date                       Signature of Co-Investor, if any



--------------------------------------------------------------------------------
5. BROKER/DEALER OR FINANCIAL ADVISOR DESIGNATION
--------------------------------------------------------------------------------




-----------------------------------------------------------     ----------------------------------------
Firm Name                                                       Representative's Name


-----------------------------------------------------------     ----------------------------------------
Branch Office Address                                           Representative's ID Number


                                                                (    )
-----------------------------------------------------------     ----------------------------------------
City                     State                  Zip             Representative's Telephone Number



-----------------------------------------------------------
Branch Number

--------------------------------------------------------------------------------
6. ACCOUNT OPTIONS AND SERVICES
--------------------------------------------------------------------------------
A. DIVIDENDS
   AND GAIN
   DISTRIBUTION
   OPTIONS
              I choose the following options for each Fund listed:
              Option  1.  Dividends in  shares, gain  distributions in shares.
              Option 2.  Dividends  in  cash,  gain  distributions  in shares.
              Option 3. Dividends in cash, gain distributions in cash.

              OPTION
              ------
              1     2     3
             [ ]   [ ]   [ ]  __________________________________________________
                              FUND NAME
             [ ]   [ ]   [ ]  __________________________________________________
                              FUND NAME
             [ ]   [ ]   [ ]  __________________________________________________
                              FUND NAME


              NOTE: IF NO ELECTION IS MADE, OPTION 1. WILL AUTOMATICALLY BE PUT INTO EFFECT.
              All dividend and/or gain  distributions  taken in  shares will  be  invested at net asset value.


B. DIVIDEND
   DIRECTION
   OPTION

         IF YOU WISH TO HAVE YOUR DIVIDEND PAYMENTS MADE TO ANOTHER PARTY OR SELIGMAN FUND, PLEASE COMPLETE THE FOLLOWING. I HEREBY
         AUTHORIZE AND REQUEST THAT MY DIVIDEND PAYMENTS FROM THE FOLLOWING FUND(S)

         ___________________________________________________________________________ BE MADE PAYABLE TO:
                FUND NAME                FUND NAME                FUND NAME

         NAME_________________________________________  SELIGMAN FUND __________________________________
                                                        (IF OPENING A NEW ACCOUNT, A MINIMUM OF $1,000 IS REQUIRED.)
         ADDRESS______________________________________

         CITY_________________________________________  ACCOUNT NUMBER__________________________________
                                                        (FOR AN EXISTING ACCOUNT.)
         STATE, ZIP___________________________________


C. LETTER OF
   INTENT SERVICE
   (CLASS A ONLY)
         I  intend to purchase, although I am not obligated to do so, additional shares of Seligman
         _______________________ Fund within a 13-month period which,  together with  the total  asset value  of shares owned, will aggregate at least:

         [  ] $50,000       [ ] $100,000       [ ] $250,000    [  ] $500,000            [   ] $1,000,000      [ ] $4,000,000
         I  AGREE TO THE ESCROW PROVISION LISTED UNDER 'TERMS AND CONDITIONS' IN THE BACK OF EACH PROSPECTUS.


D. RIGHT OF
  ACCUMULATION
  (CLASS A ONLY)

         Please identify any additional Seligman Fund accounts eligible for the Right of Accumulation or to be used toward comple-
         tion of a Letter of Intent, and check applicable box:
         [ ] I am a trustee for the following accounts, which are held by the same trust, estate, or under the terms of a pension, profit sharing or other employee benefit trust qualified under section 401 of the Internal Revenue Code.
         [ ] In calculating my holdings for Right of Accumulation or Letter of Intent purposes, I am including the following additional accounts which are registered in my name, in my spouse's name, or in the name(s) of my child(ren) under the age of 21.

             Name___________________________________ Fund_________________________ Account #___________________________


             Name___________________________________ Fund_________________________ Account #___________________________


             Name___________________________________ Fund_________________________ Account #___________________________


E. AUTOMATIC
   CASH
   WITHDRAWAL
   SERVICE
   (CLASS A; CLASS B
   SHARES HELD FOR SIX
   YEARS; OR CLASS D
   SHARES ARE HELD FOR
   ONE YEAR)

         Please send a check for $_________________ withdrawn from Seligman _______________ Fund, beginning  on the ____ day  of
         ________________ 19__, and  thereafter on the day specified of every:

                  [ ]  Month                   [  ] 3rd  Month          [  ]  6th Month                    [  ] 12th  Month

         Make payments to:      Name___________________________________________________________________________________

                                Address________________________________________________________________________________

                                City_______________________________________________ State________ Zip__________________
         Shares having a current value at offering price of $5,000 or more must be held in the account at initiation of Service, and all  shares must  be in 'book credit' form.


F. AUTOMATIC
   DOLLAR-COST-
   AVERAGING
   SERVICE

         I authorize Seligman Data Corp. to withdraw  $______________ (minimum: $100  monthly or  $250 quarterly) from  my Seligman
         Cash  Management  Fund  Class  A  account   [ ]  Monthly  or  [  ] Quarterly  to  purchase  Class  A  shares  of  Seligman
         __________________________ Fund,  beginning on the ___day of _________ 19__. Shares in the Seligman  Cash Management  Fund
         Class A account must have a current value of $5,000 at the initiation of Service and  all shares must be in  'book credit'
         form.


G. EXPEDITED
  REDEMPTION
  SERVICE, FOR
  SELIGMAN
  CASH MGMT.
  FUND ONLY

         I hereby authorize Seligman Data Corp. to honor telephone or written instructions received from me without a signature and believed by  Seligman Data Corp. to be genuine for redemption. Proceeds will be wired ONLY to the commercial bank listed below for credit to my account,  or to my address of record.  If Expedited Redemption Service is elected, no certificates for shares will be issued. I also understand and agree to the risks and procedures outlined for all telephone transactions set forth in section 6-H. of this Application.

         Investment by  [ ] Check _________________________________________________________________________________________________
                        [ ] Wire                             Name of Commercial Bank (Savings Bank May Not Be Used)


____________________________________________________  _________________________________________  __________________________________
Bank Account Name                                                   Bank Account No.                      Bank Routing No.


___________________________________________________________________________________________________________________________________
Address of Bank                                                  City                             State              Zip Code



X______________________________________________________________________   X________________________________________________________
 Signature of Investor                                Date                 Signature of Co-Investor, if any              Date


H. TELEPHONE
   SERVICE
   ELECTION

                       AVAILABLE FOR ALL TYPES OF ACCOUNTS EXCEPT AS NOTED BELOW
         Unless I check the box below, I understand that I may place the following requests by telephone:


         Redemptions up to $50,000                            Exchanges
         Address Changes                                      Dividend and/or Capital Gain Distribution Option Changes

         [ ] I DO NOT WANT TELEPHONE SERVICES FOR MYSELF AND MY  REPRESENTATIVE  NAMED  IN  SECTION  5  OF
             THIS  APPLICATION

                                                           AUTHORIZATION

I understand that the telephone services are optional and that unless I checked the box above, I authorize the Funds, all other Seligman Funds with the same account number and registration which I currently own or in which I invest in the future, and Seligman Data Corp. ('SDC'), to act upon instructions received by telephone from me or any other person (including the representative named in section 5 of this application) in accordance with the provisions regarding telephone services as set forth in the current prospectus of each such Fund, as amended from time to time. I understand that redemptions of uncertificated shares of up to $50,000 will be sent only to my account address of record, and only if such address has not changed within the 30 days preceding such request.

Any telephone instructions given in respect of this account and any account into which exchanges are made are hereby ratified and I agree that neither the Fund(s) nor SDC will be liable for any loss, cost or expense for acting upon such telephone instructions reasonably believed to be genuine and in accordance with the procedures described in each prospectus, as amended from time to time.
Such procedures include recording of telephone instructions, requesting personal and/or account information to verify a caller's identity and sending written confirmations of transactions. As a result of this policy, I may bear the risk of any loss due to unauthorized or fraudulent telephone instructions; provided, however, that if the Fund(s) or SDC fail to employ such procedures, the Fund(s) and/or SDC may be liable.

Telephone services are not available for trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans. IRA telephone services will include only exchanges and address changes.



I. INVEST-A-CHECK'r'                    To  start your  Invest-A-Check'r' Service,
SERVICE                                 fill out the 'Bank Authorization to  Honor
                                        Pre-Authorized  Checks' below, and forward
                                        it with an unsigned  bank check from  your
                                        regular  checking account  (marked 'void',
                                        if you wish).

                                        ACCOUNTS MAY  BE ESTABLISHED  CONCURRENTLY
                                        WITH  THE INVEST-A-CHECK'r' SERVICE WITH A
                                        $100 MINIMUM  ($200 MINIMUM  FOR  SELIGMAN
                                        COMMUNICATIONS  AND  INFORMATION  FUND) IF
                                        THE MONTHLY INVESTMENT  OPTION IS  CHOSEN,
                                        OR  WITH A $250  MINIMUM ($500 MINIMUM FOR
                                        SELIGMAN  COMMUNICATIONS  AND  INFORMATION
                                        FUND)  IF THE  QUARTERLY INVESTMENT OPTION
                                        IS CHOSEN.

                                        Please  arrange  with  my  bank  to   draw
                                        pre-authorized   checks  and   invest  the
                                        following dollar  amounts  (minimum:  $200
                                        monthly  or  $500  quarterly  for Seligman
                                        Communications and Information Fund:  $100
                                        monthly  or $250  quarterly for  all other
                                        Funds) in the designated Seligman  Fund(s)
                                        as indicated:


                                        _______________________________________ $___________________    [ ] Monthly   [ ] Quarterly
                                        Fund Name


                                        _______________________________________ $___________________    [ ] Monthly   [ ] Quarterly
                                        Fund Name


                                        _______________________________________ $___________________    [ ] Monthly   [ ] Quarterly
                                        Fund Name

                                        I  understand  that  my  checks  will  be drawn on the fifth  day  of the  month, or  prior business day, for the period designated. I have  completed the 'Bank Authorization to Honor
                                        Pre-Authorized  Checks'  below  and  have  read  and  agree  to  the  Terms  and Conditions applicable  to the  Invest-A-Check'r'  Service as set  forth  in each Prospectus and as set forth below in the Bank Authorization.

                                                 X_________________________________________________________________________________
                                                  Signature of  Investor              (Please also sign Bank  Authorization below.)

                                                 X_________________________________________________________________________________
                                                  Signature of Co-Investor, if any


                            BANK AUTHORIZATION TO HONOR PRE-AUTHORIZED CHECKS

To:  ______________________________________________________________________________________________
                                                (Name of Bank)

___________________________________________________________________________________________________
Address of Bank or Branch (Street, City, State and Zip)

Please  honor  pre-authorized  checks  drawn  on my account by Seligman Data Corp., 100 Park Avenue, New York, N.Y.  10017, to the
order of the Fund(s) designated below:


__________________________________________________________  $____________________________    [ ] Monthly      [ ] Quarterly
Fund Name


__________________________________________________________  $____________________________    [ ] Monthly      [ ] Quarterly
Fund Name


__________________________________________________________  $____________________________    [ ] Monthly      [ ] Quarterly
Fund Name

and charge them to my regular checking  account. Your authority  to do so  shall continue until  you receive written notice from me revoking it. You may terminate your participation in this arrangement at any time by written notice  to me.

I agree that your rights with respect to each pre-authorized check shall  be the same as if it were a check drawn and signed by me.
I further agree that should any such check be dishonored, with or without cause, intentionally or inadvertently, you shall be under no liability whatsoever.


_________________________________________________    ________________________________________________________
Checking Account Number                              Name(s)    of    Depositor(s)--Please Print


                                                      X______________________________________________________
                                                       Signature(s)  of  Depositor(s)--As Carried by Bank


                                                      X______________________________________________________




 To the Bank Designated above:



 Your depositor(s) named in the above form has instructed us to establish the Invest-A-Check'r' Service for his convenience. Under the terms of the Service, your depositor(s) has pre-authorized checks to be drawn against his account in a specific amount at regular intervals to the order of the designated Fund(s). Checks presented to you will be magnetic-ink coded and will otherwise conform to specifications of the American Bankers Association.



 A letter of indemnification addressed to you and signed by Seligman Financial Services, Inc., general distributor of the Seligman Mutual Funds, appears below.



 If there is anything we can do to help you in giving your depositor(s) this additional Service which he has requested, please let us know.



                                                            SELIGMAN DATA CORP.



                           INDEMNIFICATION AGREEMENT



 To the Bank designated above:


 SELIGMAN FINANCIAL SERVICES, INC., distributor of the shares of the Seligman Mutual Funds, hereby agrees:



 (1) To indemnify and hold you harmless against any loss, damage, claim or suit, and any costs or expenses reasonably incurred in connection therewith, either (a) arising as a consequence of your actions in connection with the execution and issuance of any check or draft, whether or not genuine, purporting to be executed by Seligman Data Corp. and received by you in the regular course of business for the purpose of payment, or (b) resulting from the dishonor of any such check or draft, with or without cause and intentionally or inadvertently, even though such dishonor results in suspension or termination of the Invest-A-Check'r' Service pursuant to which such checks or drafts are drawn.



 (2) To refund to you any amount erroneously paid by you on any such check or draft, provided claim for any such payment is made within 12 months after the date of payment.



                       SELIGMAN FINANCIAL SERVICES, INC.



                                                                      PRESIDENT



--   --   --   --   --   --   --   --   --   --   --   --   --   --   --   --


 J. CHECK
    REDEMPTION        Available to shareholders who own or purchase shares  having a value of at least $25,000  invested
    SERVICE           in  any  of the  following: Seligman  High-Yield Bond  Fund, Seligman  Income Fund,  Seligman U.S.
    (CLASS A ONLY)    Government Securities Fund, and any Seligman Tax-Exempt Fund, or $2,000 invested in Seligman  Cash
                      Management Fund.

                      IF  YOU WISH  TO USE  THIS SERVICE,  YOU MUST  COMPLETE SECTION  4 AND  THE SIGNATURE  CARD BELOW.
                      SHAREHOLDERS ELECTING THIS SERVICE ARE  SUBJECT TO THE CONDITIONS OF  THE TERMS AND CONDITIONS  IN
                      THE BACK OF EACH PROSPECTUS.



CHECK WRITING SIGNATURE CARD
                                                                          Authorized Signature(s)

___________________________________________________________               1. _______________________________________________
Name of Fund for Check Redemption Service

___________________________________________________________               2. _______________________________________________
Name of Fund for Check Redemption Service

___________________________________________________________               3. _______________________________________________
Name of Fund for Check Redemption Service

___________________________________________________________               4. _______________________________________________
Account Number (If known)

___________________________________________________________
Account Registration (Please Print)




   [ ] Check here if only one signature is required on checks.



   [ ] Check here if a combination of signatures is required and specify the number:_______________________________________________



   ACCOUNTS IN THE NAMES OF CORPORATIONS, TRUSTS, PARTNERSHIPS, ETC., MUST INDICATE THE LEGAL TITLES OF ALL AUTHORIZED SIGNATORIES. SHAREHOLDERS ELECTING THIS SERVICE ARE SUBJECT TO THE TERMS AND CONDITIONS LISTED IN THE PROSPECTUS.


--   --   --   --   --   --   --   --   --   --   --   --   --   --   --   --

                                   Managed by


                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        Investment Managers and Advisors
                                ESTABLISHED 1864
incentive programs which may require the sale of minimum dollar amounts of shares of the Seligman Mutual Funds. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the mutual funds in the Seligman Group. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

RIGHT OF ACCUMULATION IN PURCHASES OF
SHARES OF THE OTHER SELIGMAN FUNDS

     Since Class A shares are offered to investors at no sales load, only those shares of the Fund owned as a result of an exchange of shares from another mutual fund in the Seligman Group on which a sales load was paid will be included for purposes of determining a shareholder's eligibility for a reduced sales load on additional investments in Class A shares of the Seligman Mutual Funds sold with a sales load, as described in each fund's prospectus. To receive the reduced sales load on such additional investments, the shareholder or dealer will have to notify SFSI at the time of such additional investment of the value of the shares of the Fund acquired through an exchange and the value of the additional investment to be included in the calculation of the reduced sales load.

TELEPHONE TRANSACTIONS

     A shareholder with telephone transaction privileges, AND THE SHAREHOLDER'S BROKER-DEALER REPRESENTATIVE, will have the ability to effect the following transactions via telephone: (i) redemption of Fund shares, (ii) exchange of Fund shares for shares of another Seligman Mutual Fund, (iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. These services are separate from the Fund's existing Expedited Redemption Service, which is primarily to wire a transfer or redemption proceeds to a shareholder's bank account. All telephone transactions are effected through Seligman Data Corp. at (800) 221-2450.

     FOR INVESTORS WHO PURCHASE SHARES BY COMPLETING AND SUBMITTING AN ACCOUNT APPLICATION (EXCEPT THOSE ACCOUNTS REGISTERED AS TRUSTS WHERE THE TRUSTEE AND SOLE BENEFICIARY ARE NOT THE SAME PERSON, CORPORATIONS OR GROUP RETIREMENT PLANS): Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker-dealer of record, as designated on the Account Application, will automatically receive telephone transaction privileges.

     FOR INVESTORS WHO PURCHASE SHARES THROUGH A BROKER-DEALER AND DO NOT SUBMIT AN ACCOUNT APPLICATION: Telephone services for a shareholder and the shareholder's representative may be elected by completing a supplemental election application available from the broker-dealer of record.

     FOR ACCOUNTS REGISTERED AS IRAS: Telephone Services will include only exchanges or address changes.

     FOR ACCOUNTS REGISTERED AS TRUSTS (UNLESS THE TRUSTEE AND SOLE BENEFICIARY ARE THE SAME PERSON), CORPORATIONS OR GROUP RETIREMENT PLANS: Telephone services are not available.

     All funds with the same account number (i.e., registered exactly the same) as an existing account, including any new fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental election application.

     For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone transaction services, authorizes each of the other owners to effect telephone transactions on his or her behalf.

     During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Fund shares. In these circumstances, the shareholder or the shareholder's representative should consider using other redemption or exchange procedures. (See "Redemption of Shares" below.) Use of these other redemption or exchange procedures will result in the redemption request being processed at a later time than if a telephone transaction had been used, and the Fund's net asset value may fluctuate during such periods.

     The Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls, requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund or Seligman Data Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of its affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, the Fund or Seligman Data Corp. may be liable for any losses due to unauthorized or fraudulent instructions. Telephone services must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s automated telephone answering system. Shareholders, of course, may refuse or cancel telephone services. Telephone services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. TELEPHONE SERVICES MAY NOT BE ESTABLISHED BY A SHAREHOLDER'S BROKER-DEALER WITHOUT THE WRITTEN AUTHORIZATION OF THE SHAREHOLDER. Written acknowledgment of termination of telephone services will be sent to the shareholder.

REDEMPTION OF SHARES

     Upon receipt by Seligman Data Corp. of a proper request, the Fund will redeem shares at their net asset value next determined less, with respect to Class B shares and Class D shares, a CDSL, if applicable.

     FOR THE PROTECTION OF THE FUND AND ITS SHAREHOLDERS, NO REDEMPTION PROCEEDS WILL BE REMITTED WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) UNTIL THE FUND RECEIVES NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT. INVESTORS DESIRING TO MAKE EARLIER USE OF THE EXPEDITED OR CHECK REDEMPTION SERVICES (DESCRIBED BELOW) SHOULD HAVE MONEY WIRED TO MELLON BANK, N.A. AS SET FORTH ABOVE.

     REGULAR REDEMPTION PROCEDURE. A shareholder may redeem shares without charge (except a CDSL) if applicable, at any time BY SENDING A WRITTEN REQUEST to Seligman Data Corp., 100 Park Avenue, New York, NY 10017. The redemption request must be signed by all persons in whose name the shares are registered. The shareholder's letter of instruction should specify the class of shares, account number and number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests. If the redemption proceeds are
(i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record (regardless of the amount) or (iii) to be mailed to other than the address of record (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange

Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTATION MAY ALSO BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY CORPORATIONS, EXECUTORS, ADMINISTRATORS, TRUSTEES, CUSTODIANS OR RETIREMENT PLANS. FOR FURTHER INFORMATION WITH RESPECT TO NECESSARY REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERVICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSISTANCE.

     EXPEDITED REDEMPTION SERVICE. The Expedited Redemption Service allows a shareholder whose shares are held in book credit form to request redemptions by telephone or by letter to Seligman Data Corp. without a signature guarantee. If a shareholder intends to use the Service, it should be elected on the Account Application at the time it is first filed. If a shareholder wishes to add this service subsequent to the establishment of an account, the shareholder must provide a signature guaranteed letter of instruction that includes bank account information.

     Under the Service, Seligman Data Corp. will use reasonable commercial efforts to send the proceeds of shares redeemed, if $1,000 or more, on the next business day by wire to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System or to a correspondent bank if the shareholder's bank is not a member. Failure of a correspondent bank to notify the shareholder's bank immediately may result in a delay in crediting the proceeds to the shareholder's bank account. Accordingly, proceeds may not necessarily be available to shareholders on the next business day. Proceeds of less than $1,000 and at the shareholder's options, any other amounts, will be mailed to the shareholder's address of record.

     Requests for expedited redemptions will not be accepted unless your account has a value of $2,000 or more and the Fund has a certified Taxpayer Identification Number on file. For information about the circumstances under which shareholders may bear the risk for a fraudulent redemption via telephone, see "Telephone Transactions" above.

     TELEPHONE REDEMPTIONS. In addition to the Expedited Redemption Service, regular telephone redemptions of uncertificated shares may be made once per day, in an amount up to $50,000. Redemption requests pursuant to this service will be by check only and sent to the shareholder's address of record.

     Telephone redemption requests, including Expedited Redemption, received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day, will be processed as of the close of business on that day. All telephone redemption checks will be sent within seven calendar days and will be payable to all of the registered owners on the account. Redemption requests to be payable by check will not be accepted within 30 days following an address change.

     Keogh Plans, IRAs or other retirement plans are not eligible for telephone redemptions. The Fund reserves the right to suspend or terminate its telephone redemption services at any time without notice.

     For more information about telephone redemptions and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

     The Fund will not accept orders from securities dealers for the repurchase of shares. Shares transferred to dealers will be subject to the redemption requirements of the Fund and Seligman Data Corp.

     CHECK REDEMPTION SERVICE. The Check Redemption Service allows a shareholder of Class A shares to request Seligman Data Corp. to provide redemption checks to be drawn on the shareholder's account in amounts of $500 or more. The shareholder may elect to use this Service on the Account Application or by later written request to Seligman Data Corp. Shares for which certificates have been issued will not be available for redemption under this Service. Dividends continue to be earned until the check clears for payment. Use of this Service is subject to Mellon Bank, N.A. rules and regulations covering checking accounts.

     There is no charge for use of checks. When honoring a check that was processed for payment, Mellon Bank, N.A. will cause the Fund to redeem exactly enough full and fractional shares from an account to cover the amount of the check. If shares are owned jointly, redemption checks will need to be signed by all persons unless otherwise elected on the Account Application, in which case a single signature will be acceptable.

     The shareholder should be certain there are adequate shares in the account to cover the amount of checks written. If insufficient shares are in the account, the check will be returned marked "insufficient funds." Seligman Data Corp. will charge a $10.00 processing fee for any check redemption draft returned marked "unpaid." This charge may be deducted from the account that the check was drawn against.

     Check Redemption books cannot be reordered unless the account has a value of $2,000 or more and the Fund has a certified Taxpayer Identification Number on file.

     Cancelled checks will be returned to a shareholder under separate cover the month after they clear. Redemption checks cannot be certified. The Check
Redemption Service may be terminated at any time by the Fund or Mellon Bank, N.A. See "Terms and Conditions" on page 24. The Check Redemption Service is not available with respect to Class B shares or Class D shares.

     FOR THE PROTECTION OF THE FUND AND ITS SHAREHOLDERS, NO REDEMPTION PROCEEDS WILL BE REMITTED TO A SHAREHOLDER WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) UNTIL SELIGMAN DATA CORP. RECEIVES NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.

     GENERAL. The Fund reserves the right to redeem shares owned by a shareholder whose investment in the Fund has a value of less than a minimum amount specified by the Fund's Board of Directors, which is presently $500. Shareholders are sent a notice before the redemption is processed stating that the value of their investment in the Fund is less than the specified minimum and that they have sixty days to make an additional investment.

ADMINISTRATION, SHAREHOLDER SERVICES
AND DISTRIBUTION PLAN

     Under the Fund's Administration, Shareholder Services and Distribution Plan (the "Plan") the Fund may pay to SFSI an administration, shareholder services and distribution fee in respect of the Class A, Class B and Class D shares. Payments under the Plan may include, but are not limited to: (i) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund,
(ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and
(iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSI's costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from the Fund.

     Under the Plan, the Fund may reimburse SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of such shares. Such payments are not currently being made but may commence after April 30, 1997. It is expected that the proceeds from the distribution fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Fund.

     The Plan, as it relates to Class A shares, was approved by the Directors on March 19, 1992 and by the shareholders of the Fund on November 23, 1992. The Plan is reviewed by the Directors annually.

     Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class B shares and Class D shares at an annual rate of up to 1% of the respective average daily net asset value of the Class B and Class D shares. Proceeds from the Class B and Class D distribution fee are used primarily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class B and Class D shares attributable to particular Service Organizations for providing personal service and/or the maintenance of shareholder accounts) and will initially be used by SFSI to defray certain expenses of the payment of 4% (in the case of Class B shares) or 1% (in the case of Class D shares) made by it to Service Organizations at the time of the sale (or at the time of sale of the Original Shares). The amounts expended by SFSI in any one year upon the initial purchase of Class B and Class D Shares may exceed the amounts received by it from Plan payments retained. Expenses of administration, shareholder services and distribution of Class B and Class D shares in one fiscal year of the Fund may be paid from Class B and Class D Plan fees, respectively, received from the Fund in any other fiscal year.

     The Plan as it relates to Class D shares was approved by the Directors on March 18, 1993 and became effective May 1, 1993. The total amount paid for the period ended December 31, 1994 by the Class D shares pursuant to the Plan was 1% per annum of the average daily net assets of Class D shares. The Plan as it relates to Class B shares was approved by the Directors on March 21, 1996. The Plan is reviewed by the Directors annually.

EXCHANGE PRIVILEGE

     Class A shares which were acquired through an exchange of shares of any mutual fund in the Seligman Group which are sold with a sales load plus any additional shares acquired through invested dividends or gain distributions on such shares, and all cash dividends declared for the month to the date of the exchange, may be reexchanged at net asset value for Class A shares of any of the other mutual funds in the Seligman Group in states where such shares may be sold.

     However, if such shares were acquired through direct purchase and not an exchange, the shares plus any additional shares acquired through invested dividends or gain distributions on such shares, and all cash dividends declared for the month to the date of the exchange, must be exchanged at the applicable public offering price, which includes a sales load.

     Class B shares may be exchanged for Class B shares of any other mutual fund in the Seligman Group and Class D shares may be exchanged for Class D shares of any other mutual fund in the Seligman Group, in each case at net asset value. If shares that are subject to a CDSL are exchanged for shares of another fund, for purposes of assessing the CDSL payable upon the disposition of the exchanged shares, the calculation of the one year or six year holding period shall begin on the original date of purchase.

     Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.

     Exchange may be made by mail, or by telephone, if the shareholder has telephone services.

     The Seligman Mutual Funds available under the Exchange Privilege are:
o SELIGMAN CAPITAL FUND, INC: seeks aggressive capital appreciation. Current income is not an objective.
o SELIGMAN COMMON STOCK FUND, INC: seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.
o SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC: invests in shares of companies in the communications, information and related industries to produce capital gain.  Income is not an objective.
o SELIGMAN FRONTIER FUND, INC: seeks to produce growth in capital value; income may be considered but will only be incidental to the
  Fund's investment objective.
o SELIGMAN GROWTH FUND, INC: seeks longer-term growth in capital value and an increase in future income.
o SELIGMAN HENDERSON GLOBAL FUND SERIES, INC: consists of the Seligman Henderson International Fund, the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund and the Seligman Henderson Global Technology Fund, each of which seeks long-term capital appreciation primarily by investing in companies either globally or internationally.
o SELIGMAN HIGH INCOME FUND SERIES: seeks high current income by investing in debt securities. The fund consists of the U.S.
  Government Securities Series and High-Yield Bond Series.(The U.S. Government Securities Series does not currently offer Class B shares.)
o SELIGMAN INCOME FUND, INC: seeks high current income and the possibility of improvement of future income and capital value.
o SELIGMAN NEW JERSEY TAX-EXEMPT FUND, INC: invests in investment grade New Jersey tax-exempt securities. (Does not currently offer Class B shares.)
o SELIGMAN PENNSYLVANIA TAX-EXEMPT FUND SERIES: invests in investment grade Pennsylvania tax-exempt securities. (Does not currently offer Class B shares.)
o SELIGMAN TAX-EXEMPT FUND SERIES, INC: consists of several State Series and a National Series. The National Tax-Exempt Series seeks to provide maximum income exempt from Federal income taxes; individual state series, each seeking to maximize income exempt from Federal income taxes and from personal income taxes in designated states, are available for Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina. (Does not currently offer Class B shares.)
o SELIGMAN TAX-EXEMPT SERIES TRUST: includes a California Tax-Exempt Quality Series, California Tax-Exempt High-Yield Series, Florida
  Tax-Exempt Series and North Carolina Tax-Exempt Series, each of which invests in tax-exempt securities of its designated state. (Does not currently offer Class B shares.)

     All permitted exchanges will be based on the net asset values of the respective funds determined at the close of the NYSE on that day. Telephone requests for exchanges received between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day, by Seligman Data Corp. at (800) 221-2450, will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the mutual fund into which the exchange is being made. The method of receiving distributions, unless otherwise indicated, will be carried over to the new Fund account, as will telephone services. Account services, such as Invest-A-Check(R) Service, DirecteD Dividends, Automatic Cash Withdrawal Service and Check Writing Privilege will not be carried over to the new Fund account unless specifically requested and permitted by the new Fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of a written exchange request together with certificates representing shares to be exchanged in form for transfer.

     Telephone exchanges are only available to shareholders whose accounts are registered individually, jointly or as IRAs. The Exchange Privilege via mail is generally applicable to investments in IRA and other retirement plans, although some restrictions may apply and may be applicable to other mutual funds that may be organized by the Manager in the future. The terms of the exchange offer described herein may be modified at any time; and not all of the Seligman Mutual Funds are available to residents of all states. Before making any exchange, a shareholder should contact an authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds. SFSI reserves the right to reject a telephone exchange request.

     A broker/dealer representative of record will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services or the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Mutual Funds from any loss or liability incurred as a result of the acceptance of telephone exchange orders.

     Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the dealer of record listed on the account. SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchanges, which, unless objected to, are assigned to most shareholders automatically and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

     Exchanges of shares are sales and may result in a gain or loss for Federal income tax purposes.

DIVIDENDS

     The Fund declares as a dividend substantially all of its net investment income each day that the New York Stock Exchange is open for business. The Fund's net investment income for a Saturday, Sunday or holiday is declared as a dividend on the preceding business day.

     Dividends are paid on the 25th day of each month and invested in additional shares at the net asset value of the respective class of shares on the payable date or, at the shareholder's election, paid in cash. However, if the 25th day of the month falls on a weekend or holiday on which the Fund or Mellon Bank, N.A. is closed, the dividend will be distributed on the previous business day. In the case of prototype retirement plans, dividends are automatically reinvested in additional shares. Shares received from the investment of dividends and credited to the shareholder's account are not subject to a CDSL. Shareholders may elect (1) to receive dividends in shares or (2) to receive dividends in cash. If no election is made, dividends will be credited to the shareholder's account in additional shares of the Fund. Class B shares and Class D shares acquired through the payment of a dividend and credited to a shareholder's account are not subject to a CDSL. In the case of prototype retirement plans, dividends are reinvested in additional shares. Shareholders may elect to change their dividend option by writing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 6:00 p.m. Eastern time, by either the shareholder or the broker/dealer of record on the account. For information about telephone services, see "Telephone Transactions," above. A change in election must be received by Seligman Data Corp. five days before the payable date for a dividend in order to be effective for such dividend. Shareholders exchanging shares of a fund into shares of another Seligman Mutual Fund will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified.

     The per share dividends from net investment income on Class B shares and on Class D shares will be lower than the per share dividends on Class A shares as a result of the distribution fee applicable with respect to Class B shares and Class D shares. Per share dividends of the two classes may also differ as a result of differing class expenses.
     A shareholder who redeems all of the shares in the shareholder's Fund account receives on the redemption payment date the amount of all dividends declared for the period to and including the date of redemption of the shares.

FEDERAL INCOME TAXES

     The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. For each year so qualified, the Fund will not be subject to Federal income taxes on its net investment income realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year. Dividends from net investment income are taxed at ordinary income rates to the shareholders, whether received in cash or reinvested in additional shares, and are not eligible for the dividends received deduction for corporations.

     The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.

     UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DIVIDENDS AND DISTRIBUTIONS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE FUND MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 FOR ACCOUNTS NOT HAVING A CERTIFIED TAXPAYER
IDENTIFICATION NUMBER. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER.

SHAREHOLDER INFORMATION

     Shareholders will be sent reports semi-annually regarding the Fund. General information about the Fund may be requested by writing the Corporate
Communications/Investor Relations Department, J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, New York 10017 or by telephoning the Corporate Communications/Investor Relations Department toll-free by dialing
(800) 221-7844 from all continental United States or by dialing (212) 850-1864 in New York State and the Greater New York City area. Information about shareholder accounts (other than a retirement account) may be requested by writing Shareholder Services, Seligman Data Corp, at the same address or by toll-free telephone by dialing (800) 221-2450 from all continental United States. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m. and 6:00 p.m. Eastern time and calls will be answered by a service representative.


     24 HOUR TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE, WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS, FORM 1099-DIVS AND CHECKBOOKS CAN BE ORDERED. TO INSURE PROMPT DELIVERY OF DIVIDEND CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION, SELIGMAN DATA CORP. SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGES. ADDRESS CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS TELEPHONE SERVICES. FOR MORE INFORMATION ABOUT TELEPHONE SERVICES, SEE "TELEPHONE TRANSACTIONS" ABOVE.

     ACCOUNT   SERVICES.   Shareholders  are  sent   confirmation  of  financial
transactions in their account.

     Other investor services are available.  These include:

     INVEST-A-CHECK(R) SERVICE enables a shareholder to authorize additional purchases of shares automatically by electronic fundS transfer from a checking account, if the bank that maintains the account is a member of the Automated Clearing House, or by preauthorized checks to be drawn on a regular checking account at regular monthly intervals for fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more to purchase shares. Accounts may be established concurrently with the Invest-A-Check(R) Service only if accompanied with a $100 minimum in conjunction with the monthly investment option, or a $250 minimuM in conjunction with the quarterly investment option. (See "Terms and Conditions" on page 24.)

     AUTOMATIC DOLLAR-COST-AVERAGING SERVICE permits a shareholder to exchange a specified amount, at regular monthly intervals for fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more, from shares of a given class of the Fund into shares of the same class of any other Seligman Mutual Fund(s) registered in the same name. The shareholder's account must have a value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.

     DIVIDENDS FROM OTHER INVESTMENTS permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name AND account number.)

     AUTOMATIC CD TRANSFER SERVICE permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to maturity.
Accordingly, it will not normally be advisable to liquidate a CD before its maturity.

     PAYMENTS AT REGULAR INTERVALS can be made to a shareholder who owns or purchases Class A shares worth $5,000 or more held as book credits under the Automatic Cash Withdrawal Service. Holders of Class B shares and Class D shares may elect to use this service if the Original Class B Shares relating thereto were purchased more than six years from the time of payment or the Original Class D Shares relating thereto were purchased more than one year from the time of payment. (See "Terms and Conditions" on page 24.)

     DIRECTED DIVIDENDS allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A, Class B and Class D shares may only be directed to shares of the same class of another mutual fund in the Seligman Group.

     OVERNIGHT DELIVERY to service shareholder requests is available for a $15.00 fee which may be debited from a shareholder's account, if requested.

     COPIES OF ACCOUNT STATEMENTS will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years back to 1977 are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check, to Seligman Data Corp.

     TAX-DEFERRED RETIREMENT PLANS. Shares of the Fund may be purchased for all types of tax-deferred retirement plans. By contacting your investment dealer or SFSI, you may obtain plans, plan forms and custody agreements for:
     --Individual Retirement Accounts (IRAs).
     --Simplified Employee Pension Plans (SEPs).
     --Section 401(k) Plans for corporations and their employees.

     --Section  403(b)(7)  Plans for  employees  of public  school  systems  and
certain  non-profit   organizations  who  wish  to  make  deferred  compensation arrangements.

     --Pension and Profit Sharing Plans for sole proprietorships, individuals, corporations and partnerships.

     These types of plans may be established only upon receipt of a written application form. The Fund may register an IRA investment for which no account application has been received as an ordinary taxable account.

     For more information, write Retirement Plan Services, Seligman Data Corp., 100 Park Avenue, New York, N.Y. 10017. You may telephone toll-free by dialing
(800) 445-1777 from all continental United States or you may receive information through an authorized dealer.

YIELD

     From time to time the Fund advertises its "yield" and "effective yield" each of which are calculated separately for Class A, Class B and Class D shares. THESE YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE performance. The "yield" of a class refers to the income generated by an investment in the class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


ORGANIZATION AND CAPITALIZATION

     Seligman Cash Management Fund is a diversified, open-end management investment company, or mutual fund, incorporated in Maryland on July 12, 1976 and which commenced operations in 1977.

     Each share of the capital stock of the Fund has a par value of 1 cent per share. The Fund is divided into three classes. Each share of the Fund's Class A, Class B and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a plan (the "Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.
Each share is fully paid and non-assessable, and each is freely transferable.

                                    APPENDIX

     As compensation for the services performed and the facilities and personnel provided by the Manager, the Fund will pay to the Manager promptly after the end of each month a fee, calculated on each day during such month, equal to the Applicable Percentage of the daily net assets of the Fund at the close of business on the previous business day. For this purpose, the term "Applicable Percentage" means the amount (expressed as a percentage and rounded to the nearest one millionth of one percent) obtained by dividing (i) the Fee Amount by
(ii) the Fee Base.

     The term "Fee Amount" means the sum on an annual basis of:

     .45 of 1% of the first $4 billion of Fee Base,

     .425 of 1% of the next $2 billion of Fee Base,

     .40 of 1% of the next $2 billion of Fee Base, and

     .375 of 1% of Fee Base in excess of $8 billion.

     The term "Fee Base" as of any day means the sum of the net assets at the close of business on the previous day of each of the investment companies registered under the 1940 Act for which the Manager or any affiliated company acts as investment adviser or manager (including the Fund).

                              TERMS AND CONDITIONS
                           GENERAL ACCOUNT INFORMATION
     Investments will be made in as many shares, including fractions to the third decimal place, as can be purchased at the net asset value at the close of business on the day payment is received. If a check in payment of a purchase of Fund shares is dishonored for any reason, Seligman Data Corp. will cancel the purchase and may redeem additional shares, if any, held in a shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive dividends from investment income in shares or in cash according to the option elected. Dividend options may be changed by notifying Seligman Data Corp. in writing and must be received by Seligman Data Corp. five days before the payable date for the dividend in order to be effective for that dividend. Stock certificates will not be issued, unless requested. Replacement stock certificates will be subject to a surety fee.

                 INVEST-A-CHECK(R) SERVICE--CLASS A SHARES ONLY
     The Invest-A-Check(R) Service is available to all Class A shareholders. The application is subject to acceptance by thE shareholder's bank and Seligman Data Corp. Checks in the amount specified will be drawn automatically on your bank on the fifth day of each month unless otherwise specified (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the net asset value at the close of business on the same date. After the initial investment, the value of shares held in a shareholder's account must equal not less than two regularly scheduled investments. If a check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the Service will be suspended. In the event that a check is returned marked "unpaid," Seligman Data Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee may be debited to the shareholder's account. The Service will be reinstated upon written request indicating that the cause of interruption has been corrected. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on the AccounT Application. In the event a shareholder exchanges all of the shares from one mutual fund in the Seligman Group to another, the shareholder must re-apply for the Invest-A-Check(R) Service in the Seligman Fund into which the exchange was made. Accounts establisheD in conjunction with the Invest-A-Check(R) Service must be accompanied by a minimum initial investment of at least $100 in connectioN with the monthly investment option or $250 in connection with the quarterly investment option. In the event of a partial exchange, Invest-A-Check(R) Service will be continued, subject to the above conditions, in the Seligman Fund from which the exchange was made.

                        AUTOMATIC CASH WITHDRAWAL SERVICE
     The Automatic Cash Withdrawal Service is available to all Class A shareholders, to Class B shareholders with respect to Class B shares held for six years or more and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment. Redemptions will be made at the asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday). A shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. The Service may be terminated by the shareholder at any time by writing to Seligman Data Corp. Seligman Data Corp. also reserves the right to terminate the Service. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. This Service is considered terminated in the event a withdrawal of shares, other than to make scheduled withdrawal payments, reduces the value of shares remaining on deposit to less than $5,000. Continued payment in excess of dividend income invested will reduce and ultimately exhaust capital.

                  CHECK REDEMPTION SERVICE--CLASS A SHARES ONLY
     If shares are held in joint names, all shareholders must sign the Check Redemption section of the Account Application. All checks will require all signatures unless a lesser number is indicated in the Check Redemption section. Accounts in the names of corporations, trusts, partnerships, etc. must list all authorized signatories.
     In all cases, each signator guarantees the genuineness of the other signature(s). Checks may not be drawn for less than $500. The shareholder authorizes Mellon Bank, N.A. to honor the checks drawn by the shareholder on the account of Seligman Cash Management Fund, Inc.--Class A shares, and to effect a redemption of sufficient shares in the shareholder's account to cover payment of the check.
     Mellon Bank, N.A. shall be liable only for its own negligence. Seligman Cash Management Fund, Inc. will not be liable for any loss, expense or cost arising out of check redemptions. Seligman Cash Management Fund, Inc. reserves the right to change, modify or terminate this Service at any time upon notification mailed to the address of record of the shareholder(s).
     Seligman Data Corp. will charge a $10.00 service fee for any check redemption draft returned marked "unpaid". This fee may be deducted from the account the check was drawn against. NO REDEMPTION PROCEEDS WILL BE REMITTED TO SHAREHOLDERS WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) UNTIL SELIGMAN DATA CORP. RECEIVES NOTICE THAT THE CHECK HAS CLEARED WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.
                                                                       Rev. 4/96

                       STATEMENT OF ADDITIONAL INFORMATION
                                  April , 1996
                       SELIGMAN CASH MANAGEMENT FUND, INC.


                                 100 Park Avenue
                            New York, New York 10017
                     New York City Telephone (212) 850-1864
        Toll Free Telephone (800) 221-2450 all continental United States
      For Retirement Plan Information - Toll Free Telephone (800) 445-1777


         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Cash Management Fund, Inc., (the "Fund") dated April , 1996. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.

         The Fund offers three classes of shares. Class A shares may be purchased at net asset value. Class A shares are sold subject to an annual service fee of up to .25 of 1% of the average daily net asset value of the Class A shares. Such service fee will not be charged until after April 30, 1997. Class B shares and Class D shares are available only through an exchange of shares of another mutual fund in the Seligman Group offering Class B shares ("Original Class B shares") or Class D shares ("Original Class D shares"), respectively, or through securities dealers or other financial intermediaries, to facilitate periodic investments in Class B shares or Class D shares, respectively, of other mutual funds in Seligman Group. Class B shares are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL"), if applicable, of 5% on redemptions in the first year after issuance of such shares (or, in the case of Class B shares acquired upon exchange, the issuance of the Original Class B Shares), declining to 1.00% in the sixth year and 0.00% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of issue. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on certain redemptions within one year of purchase (or, in the case of Class D shares acquired upon exchange, the purchase of the Original Class D Shares). In addition, Class B shares and Class D shares are each subject to an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of their respective class.

         Each Class A, Class B and Class D share represents an identical legal interest in the investment portfolio of the Fund and has the same rights except for certain class expenses and except that Class B shares and Class D shares bear a higher distribution fee that generally will cause the Class B shares and Class D shares to have a higher expense ratio and pay lower dividends that Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A, Class B and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The three classes also have different exchange privileges.


                                TABLE OF CONTENTS

                                                Page


Investment Objectives And Policies...............2
Calculation Of Yield.............................2
Investment Limitations...........................3
Directors and Officers...........................3
Management And Expenses..........................7
Administration, Shareholder Services and
   Distribution Plan.............................9
Purchase and Redemption of Fund Shares.......... 9
Net Asset Value Per Share....................... 9
General Information.............................10
Financial Statements............................11
Appendix A......................................11
Appendix B......................................12


TXCM1A

                       INVESTMENT OBJECTIVES AND POLICIES

   As stated in the Prospectus, the Fund's objectives are to preserve capital and to maximize liquidity and current income. Investments in the Fund are neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

   The  Fund  invests  in  high-quality  money  market  instruments,   including
securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, obligations of domestic and foreign commercial banks, commercial paper and high-grade short-term debt securities (such as bonds and notes). The Fund may enter into repurchase agreements with respect to these securities. A more complete description of the investments and ratings of investments the Fund may make is contained in Appendix A.

Lending of Portfolio Securities

   As stated in the Prospectus, the Fund may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund has not loaned any portfolio securities to date.

                              CALCULATION OF YIELD


   The current and effective yields of the Class A, Class B and Class D shares of the Fund may be quoted in reports, sales literature, and advertisements published by the Fund. The current yield of Class A shares is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of 1 share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. The current and effective yields of the Fund's Class B shares and Class D shares are computed in the same manner, except that the yield on Class B shares and Class D shares may include a CDSL if shares are held for less than six years (for Class B shares) or less than one year (for Class D shares). Because Class B shares and Class D shares bear a higher distribution fee than the Class A shares, the yield of Class B shares and Class D shares will be lower than the yield of Class A shares.

   The following are examples of the yield calculations for Class A and Class D shares for the seven-day period ended December 31, 1995. No Class B shares were outstanding during this period.



                                                                                 Class A shares             Class D shares


Total dividends per share from net investment income                                    $.000929                  $.000728
(seven days ended December 31, 1995)

Annualized (365 day basis)                                                              .04844                     .037960

Average net asset value per share                                                      1.000                      1.000

Annualized historical net yield per share for seven                                    4.84%*                     3.80%*
calendar days ended December 31, 1995

Effective yield (seven days ended December 31, 1995)                                   4.96%**                    3.87%**




Weighted average life to maturity of investments was days at December 31, 1995.

* This represents the annualized average net investment income per share for the seven days ended December 31, 1995.
** Annualized average of net investment income for the same period with dividends reinvested.

                             INVESTMENT LIMITATIONS

    Under the Fund's fundamental policies, which cannot be changed except by a vote of a majority of its outstanding voting securities, the Fund may not:

- Issue senior securities or borrow money, except from banks for temporary purposes in an amount not to exceed 5% of the value of the total assets of the Fund;

- Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans;

- Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure borrowings permitted by paragraph 1;

- Underwrite the securities of other issuers; make "short" sales of securities, or purchase securities on "margin"; write or purchase put or call options;

- Invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the Fund reserves the right to concentrate investments in money market instruments issued by the U.S. Government or its agencies or instrumentalities or banks or bank holding companies;

- Invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than U.S. Government agencies or instrumentalities;

- Buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate, or buy or hold oil or gas interests, or buy or hold any commodity or commodity contracts;

- Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded;

- Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements;

- Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund or of the Manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities; or

- Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

  Under the Investment Company Act of 1940 (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

  Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

WILLIAM C. MORRIS*               Director, Chairman of the Board, Chief
   (57)                          Executive Officer and Chairman of the Executive
                                 Committee

                                 Managing Director, Chairman and President, J. &
                                 W. Seligman & Co. Incorporated, investment managers and advisors; and Seligman Advisors, Inc., advisors; Chairman and Chief Executive Officer, the Seligman Group of Investment Companies; Chairman, Seligman Financial Services, Inc., broker/dealer; Seligman
                                 Holdings, Inc., holding company; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director or Trustee, Seligman Data Corp., shareholder service agent; Daniel Industries, Inc., manufacturer of oil and gas metering equipment; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the Board of Governors of the Investment Company Institute; formerly, Chairman, Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company.

BRIAN T. ZINO*                   Director, President and Member of the Executive
   (43)                          Committee

                                 Managing Director (formerly, Chief Administrative and Financial Officer), J. & W. Seligman & Co. Incorporated, investment managers and advisors; and Seligman Advisors, Inc., advisors; Director or Trustee, the Seligman Group of Investment Companies; President, the Seligman Group of Investment Companies, except Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.; Chairman, Seligman Data Corp., shareholder service agent; Director, Seligman Financial Services, Inc., broker/dealer; Seligman Services, Inc., broker/dealer; Senior Vice President, Seligman Henderson Co., advisors; formerly, Director and Secretary, Chuo Trust - JWS Advisors, Inc., advisors; and Director, Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company.

FRED E. BROWN*                   Director
   (82)
                                 Director and Consultant, J. & W. Seligman & Co.
                                 Incorporated, investment managers and advisors;
                                 and Seligman Advisors, Inc., advisors; Director
                                 or Trustee,  the Seligman  Group of  Investment
                                 Companies;  Seligman Financial Services,  Inc.,
                                 broker/dealer;    Seligman    Services    Inc.,
                                 broker/dealer;   Trudeau  Institute,  nonprofit
                                 biomedical research  organization;  Lake Placid
                                 Center for the Arts, cultural organization; and
                                 Lake  Placid  Education  Foundation,  education
                                 foundation;   formerly,   Director,   J.  &  W.
                                 Seligman    Trust    Company;    and   Seligman
                                 Securities, Inc., broker/dealer.

JOHN R. GALVIN* Director
   (66)
                                 Dean, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee, the Seligman Group of Investment Companies; Chairman of the American Council on Germany; a Governor of the Center for Creative Leadership; Director of USLIFE, insurance; National
                                 Committee on U.S.-China Relations, National Defense University and the Institute for Defense Analysis; and Consultant of Thomson CSF, electronics. Formerly, Ambassador, U.S. State Department; Distinguished Policy Analyst at Ohio State University and Olin Distinguished Professor of National Security Studies at the United States Military Academy. From June, 1987 to June, 1992, he was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command.
                                 Tufts University, Packard Avenue, Medford, MA 02155

ALICE S. ILCHMAN                 Director
   (60)

                                 President, Sarah Lawrence College; Director or Trustee, the Seligman Group of Investment Companies; Chairman, The Rockefeller
                                 Foundation, charitable foundation; and Director, NYNEX, telephone company; and the Committee for Economic Development; formerly, Trustee, The Markle Foundation, philanthropic organization; and Director, International Research and Exchange Board, intellectual exchanges.
                                 Sarah Lawrence College, Bronxville, NY 10708

FRANK A. McPHERSON               Director
   (62)
                                 Chairman  of  the  Board  and  Chief  Executive
                                 Officer,  Kerr-McGee  Corporation,  energy  and
                                 chemicals;  Director or Trustee,  the  Seligman
                                 Group  of  Investment  Companies;  Director  of
                                 Kimberly-Clark Corporation,  consumer products,
                                 Bank  of  Oklahoma  Holding  Company,  American
                                 Petroleum  Institute,  Oklahoma City Chamber of
                                 Commerce,   Baptist  Medical  Center,  Oklahoma
                                 Chapter  of the  Nature  Conservancy,  Oklahoma
                                 Medical  Research  Foundation  and  United  Way
                                 Advisory  Board;   Chairman  of  Oklahoma  City
                                 Public  Schools  Foundation;  and Member of the
                                 Business   Roundtable  and  National  Petroleum
                                 Council.
                                 123 Robert S. Kerr Avenue,  Oklahoma  City,  OK
                                 73102

JOHN E. MEROW*                   Director
   (66)
                                 Partner,   Sullivan  &   Cromwell,   law  firm;
                                 Director  or  Trustee,   Commonwealth  Aluminum
                                 Corporation;  the Seligman  Group of Investment
                                 Companies;  The  Municipal  Art  Society of New
                                 York; Commonwealth Aluminum Corporation; the U.
                                 S. Council for International  Business; and the
                                 U. S.-New Zealand Council;  Chairman,  American
                                 Australian Association;  Member of the American
                                 Law Institute and Council on Foreign Relations;
                                 and  Member  of the Board of  Governors  of the
                                 Foreign   Policy   Association   and  New  York
                                 Hospital.
                                 125 Broad Street, New York, NY  10004

BETSY S. MICHEL                  Director
   (53)
                                 Attorney;  Director  or Trustee,  the  Seligman
                                 Group of  Investment  Companies;  and  National
                                 Association of Independent Schools (Washington,
                                 D.C.),  education;  Chairman  of the  Board  of
                                 Trustees of St. George's School (Newport,  RI).
                                 St. Bernard's Road, P.O. Box 449, Gladstone, NJ
                                 07934

JAMES C. PITNEY                  Director
   (69)
                                 Partner,  Pitney,  Hardin,  Kipp &  Szuch,  law
                                 firm;  Director or Trustee,  the Seligman Group
                                 of   Investment   Companies;   Public   Service
                                 Enterprise Group, public utility. Park Avenue at Morris County, P.O. Box 1945, Morristown, NJ
                                 07962-1945

JAMES Q. RIORDAN                 Director
   (68)
                                 Director,  Various  Corporations;  Director  or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies;  The Brooklyn  Museum;  The Brooklyn
                                 Union Gas Company;  The  Committee for Economic
                                 Development;  Dow Jones & Co., Inc.; and Public
                                 Broadcasting Service; formerly,  Co-Chairman of
                                 the  Policy  Council  of  the  Tax  Foundation;
                                 Director and Vice Chairman,  Mobil Corporation;
                                 Director, Tesoro Petroleum Companies, Inc.; and
                                 Director and  President,  Bekaert  Corporation.
                                 675 Third  Avenue,  Suite  3004,  New York,  NY
                                 10017

RONALD T. SCHROEDER*             Director and Member of the Executive Committee
         (48)
                                 Director,    Managing    Director   and   Chief
                                 Investment  Officer,  Institutional,  J.  &  W.
                                 Seligman   &   Co.   Incorporated,   investment
                                 managers and advisors;  and Seligman  Advisors,
                                 Inc.,   advisors;   Director  or  Trustee,  the
                                 Seligman   Group   of   Investment   Companies;
                                 Director,   Seligman  Holdings,  Inc.,  holding
                                 company;  Seligman  Financial  Services,  Inc.,
                                 distributor;  Seligman Henderson Co., advisors;
                                 and  Seligman  Services,  Inc.,  broker/dealer;
                                 formerly,  President,  the  Seligman  Group  of
                                 Investment  Companies,  except Seligman Quality
                                 Municipal   Fund,   Inc.  and  Seligman  Select
                                 Municipal  Fund,  Inc.;  and Director,  J. & W.
                                 Seligman  Trust  Company;  Seligman Data Corp.,
                                 shareholder   service   agent;   and   Seligman
                                 Securities, Inc., broker/dealer.

ROBERT L. SHAFER                 Director
   (63)
                                 Vice President,  Pfizer Inc.,  pharmaceuticals;
                                 Director  or  Trustee,  the  Seligman  Group of
                                 Investment  Companies;  and USLIFE Corporation,
                                 life insurance.
                                 235 East 42nd Street, New York, NY  10017

JAMES N. WHITSON                 Director
   (61)
                                 Executive  Vice   President,   Chief  Operating
                                 Officer  and  Director,   Sammons  Enterprises,
                                 Inc.; Director or Trustee, the Seligman Group of Investment Companies; Red Man Pipe and
                                 Supply Company, piping and other materials; and C-SPAN. 300 Crescent Court, Suite 700, Dallas,
                                 TX 75201

LEONARD J. LOVITO                Vice President and Portfolio Manager
   (35)
                                 Vice  President,  Investment  Officer,  J. & W.
                                 Seligman   &   Co.   Incorporated,   investment
                                 managers  and  advisors;   Vice  President  and
                                 Portfolio    Manager,    two   other   open-end
                                 investment companies in the Seligman Group of Investment Companies.

LAWRENCE P. VOGEL                Vice President
   (39)
                                 Senior  Vice  President,   Finance,   J.  &  W.
                                 Seligman   &   Co.   Incorporated,   investment
                                 managers  and  advisors;   Seligman   Financial
                                 Services,  Inc.,  broker/dealer;  and  Seligman
                                 Advisors,  Inc., advisors; Vice President,  the
                                 Seligman Group of Investment Companies;  Senior
                                 Vice President, Finance (formerly,  Treasurer),
                                 Seligman Data Corp., shareholder service agent;
                                 Treasurer,  Seligman  Holdings,  Inc.,  holding
                                 company;  and Seligman Henderson Co., advisors;
                                 formerly,   Senior  Vice  President,   Seligman
                                 Securities,   Inc.,  broker/dealer;   and  Vice
                                 President,   Finance  J  &  W  Seligman   Trust
                                 Company.

FRANK J. NASTA                   Secretary
   (31)
                                 Senior Vice President, Law and Regulation,  and
                                 Corporate  Secretary,  J. & W.  Seligman  & Co.
                                 Incorporated, investment managers and advisers;
                                 and   Seligman   Advisors,    Inc.,   advisors;
                                 Corporate  Secretary,  the  Seligman  Group  of
                                 Investment   Companies;    Seligman   Financial
                                 Services,    Inc.,    broker/dealer    Seligman
                                 Henderson  Co.,  advisers;  Seligman  Services,
                                 Inc.,  broker/dealers;   Seligman  Data  Corp.;
                                 formerly,  Secretary,  J. & W.  Seligman  Trust
                                 Company; and attorney, Seward and Kissel.

THOMAS G. ROSE                   Treasurer
   (38)
                                 Treasurer,  the  Seligman  Group of  Investment
                                 Companies; and Seligman Data Corp., shareholder
                                 service agent;  formerly,  Treasurer,  American
                                 Investors  Advisors,   Inc.  and  the  American
                                 Investors Family of Funds.

    The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

                                                     Compensation Table

                                                                                  Pension or          Total Compensation
                                                       Aggregate            Retirement Benefits       from Registrant and
            Name and                                 Compensation           Accrued as part of         Fund Complex Paid
    Position with Registrant                      from Registrant (1)          Fund Expenses           to Directors (2)
    ------------------------                      -------------------          -------------           ----------------

   William C. Morris, Director and Chairman              N/A                       N/A                         N/A
   Brian T. Zino, Director and President                 N/A                       N/A                         N/A
   Fred E. Brown, Director                               N/A                       N/A                         N/A
   John R. Galvin, Director                           $1,730.54                    N/A                     $41,252.75
   Alice S. Ilchman, Director                          2,842.88                    N/A                      68,000.00
   Frank A. McPherson, Director                        1,730.54                    N/A                      41,252.75
   John E. Merow, Director                             2,771.44                    N/A                      66,000.00(d)
   Betsy S. Michel, Director                           2,735.72                    N/A                      67,000.00
   Douglas R. Nichols, Jr., Director (3)               1,040.90                    N/A                      24,747.75
   James C. Pitney, Director                           2,842.88                    N/A                      68,000.00
   James Q. Riordan, Director                          2,842.88                    N/A                      70,000.00
   Herman J. Schmidt, Director (3)                     1,040.90                    N/A                      24,747.75
   Ronald T. Schroeder, Director                         N/A                       N/A                         N/A
   Robert L. Shafer, Director                          2,842.88                    N/A                      70,000.00
   James N. Whitson, Director                          2,771.44                    N/A                      68,000.00(d)

----------------------

(1) Based on remuneration received by the Directors of the Fund for the year ended December 31, 1995.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of seventeen investment companies.

(3)  Retired May 18, 1995.

(d) Deferred. The total amounts of deferred compensation (including interest) payable to Messrs. Merow, Pitney and Whitson as of December 31, 1995 were $61,903, $59,807 and $8,200, respectively. Mr. Pitney no longer defers current compensation.


    The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such interest is included in the directors' fees and expenses, and the accumulated balance thereof is included in "Liabilities" in the Fund's financial statements.

    Directors and officers of the Fund are also directors or trustees and officers of some or all of the other investment companies in the Seligman Group.


    Directors and officers of the Fund as a group owned directly or indirectly shares or less than % of the Fund's Class A Capital Stock at March 31, 1996. As of that date, no Directors or officers owned shares of the Fund's Class D Capital Stock.


                             MANAGEMENT AND EXPENSES


    Under the Management Agreement, dated December 29, 1988, as amended May 15, 1991, subject to the control of the Board of Directors, the Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors of the Fund who are employees or consultants of the Manager and the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

    The Fund pays the Manager a management fee for its services, calculated daily and payable monthly, based on a percentage of the daily net assets of the Fund. The method for determining this percentage is set forth in the Appendix of the Prospectus. The management fee amounted to $818,740 in 1995, $779,345 in 1994 and $628,981 in 1993, equivalent to .43% of the average net assets of the Fund in 1995, .44% in 1994 and .35% in 1993. During the year ended December 31, 1994, the Manager reimbursed expenses of Class D shares equal to $16,822. During the year ended December 31, 1993, the Manager at its discretion waived a portion of its fee for the Fund.

    The Fund pays all its expenses other than those assumed by the Manager, including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees including fees and expenses for qualifying the Fund and its shares under Federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by (or serving as a Director of) the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. The Fund's expenses are allocated in a manner determined by the Board of Directors to be fair and equitable.


    The Manager has undertaken to one state securities administrators, so long as required, to reimburse the Fund for each year in the amount by which total expenses, including the management fee, but excluding interest, taxes, brokerage commissions, distribution fees and extraordinary expenses, exceed 2 1/2% of the first $30,000,000 of average net assets, 2% of the next $70,000,000 of average net assets, and 1 1/2% thereafter. Such reimbursement, if any, will be made monthly.


    The Management Agreement was initially approved by the Board of Directors on September 30, 1988 and by the shareholders at a special meeting held on December 16, 1988. The amendments to the Management Agreement, to increase the fee rate payable to the Manager by the Fund, were approved by the Board of Directors on ,1991, and by the shareholders at a special meeting on April 10, 1991. The Management Agreement will continue in effect until December 31 of each year if
(1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and
(2) if the Manager shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

    The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See Appendix B for further history of the Manager.


    Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Code"). The Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code. The Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client,
(iv) is being considered by a research analyst, (v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Director of Compliance, or (vi) is being acquired during an initial or secondary public offering. The Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

    The Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

    Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN


    The  Fund  has  adopted  an   Administration,   Shareholder   Services   and
Distribution Plan for each Class (the "Plan") in accordance with Section 12(b) of the Act and Rule 12b-1 thereunder.

    The Plan was approved on July 16, 1992 by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors") and was approved by shareholders of the Fund at a Special Meeting of Shareholders held on November 23, 1992. Although the Plan became effective in respect of the Class A shares on January 1, 1993, the Manager has elected to currently waive the fee. Payments may not commence until after April 30, 1997. The Plan as it relates to Class B shares was approved by the Directors on March 21, 1996 and became effective with respect to the Class B shares on April , 1996. The Plan was approved in respect of the Class D shares on March 18, 1993 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on May 1, 1993. The Plan will continue in effect through December 31 of each year so long as such continuance is approved by a majority vote of both the Directors and the Qualified Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class of shares without the approval of a majority of the outstanding voting securities of such class. If the amount payable with respect to Class A shares under the Plan is proposed to be increased materially, the Fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the Plan may be made except by a majority of both the Directors and Qualified Directors.


    The Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

                     PURCHASE AND REDEMPTION OF FUND SHARES


    The Fund issues three classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share. Class B shares and Class D shares, which are available only through an exchange of shares of another Seligman Mutual Fund offering Class B shares ("Original Class B Shares") or Class D shares ("Original Class D shares"), respectively, at net asset value, or through securities dealers or other financial intermediaries, to facilitate periodic investments in Class B shares or Class D shares, respectively, of other mutual funds in the Seligman Group. Class B shares are sold without an initial sales load but are subject to a CDSL, if applicable, of 5% on redemptions in the first year after issuance of such shares (or, in the case of Class B shares acquired upon exchange, the issuance of the Original Class B Shares), declining to 1.00% in the sixth year and 0.00% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of issue. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on certain redemptions without one year of purchase (or, in the case of Class D shares acquired upon exchange, the purchase of the Original Class D Shares). See "Alternative Distribution System," "Purchase Of Shares," and "Redemption Of Shares" in the Prospectus.

    Regardless of the method of redemption, a check for the proceeds ordinarily will be sent within seven calendar days following redemption. Payment may be made in securities, subject to the review of some state securities commissions, or postponed, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the New York Stock Exchange during periods of emergency, or during such other periods as ordered by the Securities and Exchange Commission. If payment were to be made in securities, shareholders receiving securities could incur certain transaction costs.

    The Fund will not accept orders from securities dealers for the repurchase of shares. Shares transferred to dealers will be subject to the redemption requirements of the Fund and Seligman Data Corp.

                            NET ASSET VALUE PER SHARE

    The net asset value per share is determined as of the close of trading on the New York Stock Exchange ("NYSE"), (normally 4:00 p.m., Eastern time), on days on which the Fund is open for business. The Fund's office is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is computed by dividing the value of the net assets (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such Portfolio. All expenses, including the Manager's fee, are accrued daily and taken into account for the purpose of determining its net asset value.

    Pursuant to Rule 2a-7 under the 1940 Act, the Fund's portfolio securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than that of a fund with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost resulted in lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield if he purchased shares on that day than he would be able to receive from a fund using solely market values and existing investors would receive less investment income. The converse is true in a period of rising interest rates.

    The order permitting the Fund to use the amortized cost method of valuation requires that, under the direction of the Board of Directors, certain procedures be adopted to monitor and stabilize the price per share. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market markers, values obtained from yield data relating to classes of money market instruments or U.S. Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. The Fund will not maintain a dollar-weighted average portfolio maturity in excess of 90 days. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated.

                               GENERAL INFORMATION

    Capital Stock. The Board of Directors is authorized to classify or reclassify and issue any unissued Capital Stock of the Fund into any number of other classes without further action by shareholders. The Investment Company Act of 1940 requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

    Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not significantly affect any interest of such class. However, the Rule exempts the selection of independent auditors, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Custodian. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Fund.


Auditors. , independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.


                              FINANCIAL STATEMENTS


    The Annual Report to Shareholders for the year ended December 31, 1995 is incorporated by reference into this Statement of Additional Information. The Annual Report contains a schedule of the investments as of December 31, 1995, as well as certain other financial information as of that date. The Annual Report will be furnished, without charge, to investors who request copies of the Fund's Statement of Additional Information.


                                   APPENDIX A

Description of Permissible Investments:

    U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY OBLIGATIONS - are securities issued or guaranteed as to principal and interest by the United States government or by agencies or instrumentalities thereof and include a variety of obligations, which differ in their interest rates, maturities, and dates of issue. Some of these obligations are issued directly by the United States Treasury such as U.S. Treasury bills, notes, and bonds; others are guaranteed by the U.S. Treasury, such as securities issued by the Small Business Administration, the General Services Administration, and Farmers Home Administration; others are supported by the right of the issuer to borrow from the Treasury, such as securities issued by Federal Home Loan Banks; while others are supported only by the credit of the agency or instrumentality and not by the Treasury, such as securities issued by the Federal National Mortgage Administration. There can be no assurance that the U.S. Government will provide financial support to such an agency or instrumentality if it is not obligated to do so by law.

    REPURCHASE AGREEMENTS - involve the purchase of obligations and the simultaneous agreement to resell the same obligations on demand or at a future specified date and at an agreed upon price. Such transactions afford an opportunity to earn a return which is only temporarily available.

    NEGOTIABLE CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank. They are for a definite period of time, earn a specified rate of return, and are negotiable.

    BANKERS' ACCEPTANCES - are short-term credit instruments primarily used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

    FIXED TIME DEPOSITS - represent funds deposited in a bank. They are for a definite period of time and earn a specified rate of return. Unlike negotiable certificates of deposit, they do not have a market, and they may be subject to penalties for early withdrawal of funds. Fixed time deposits are made in foreign branches of domestic banks and in foreign banks.

    COMMERCIAL PAPER - refers to promissory notes issued by corporations to finance short-term credit needs.

    CORPORATE DEBT SECURITIES - include bonds and notes issued by corporations to finance longer-term credit needs.

Description of A-1 and P-1 Commercial Paper Ratings:

    The ratings A-1+ and A-1 are the highest commercial paper ratings assigned by S & P. Paper rated A-1+ has the highest rating and is regarded as having the greatest capacity for timely payment. Paper rated A-1 indicates that the degree of safety regarding timely payment is very strong. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

    The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Description of Bond Ratings:

    Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Bonds rated in the Aa group (Aa1, Aa2, Aa3) by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

         Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.


         Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of
J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:


 .... Prior to 1900


o        Helps finance America's fledgling railroads through underwriting.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o        Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.


 ...1900-1910

o        Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping finance World War I.

 ...1920s

o Participates in hundreds of underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund.
o        Establishes Investment Advisory Service.

 ...1940s

o        Helps shape the Investment Company Act of 1940.
o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund.
o        Establishes Whitehall Fund, Inc., today Seligman Income Fund.

 ...1950-1989


o Develops new open-end investment companies. Today, manages 44 mutual fund portfolios.
o Helps pioneer state-specific, tax-exempt municipal bond funds, today managing a national and 18 state-specific tax-exempt funds.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s


o Introduces Seligman Select Municipal Fund and Seligman Quality Municipal Fund, two closed-end funds that invest in high-quality municipal bonds.
o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global investment products.
o        Introduces Seligman Frontier Fund, Inc., a small capitalization  mutual fund.
o Launches Seligman Henderson Global Fund Series, Inc., which today offers three separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund and Seligman Henderson Global Growth Opportunities Fund.

                                                                File No. 2-56805
                                                                       811-2650


PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
         (a)         Financial Statements and Schedules:
         Part A Financial Highlights for Class A shares for the ten years ended December 31, 1995; Financial Highlights for Class D shares for the period from May 3, 1993 (commencement of offering) to December 31, 1995.

         Part B Required Financial Statements are included in the Fund's Annual Report to Shareholders, dated December 31, 1995, which are incorporated by reference in the Fund's Statement of Additional Information. These include: Portfolio of Investments as of December 31, 1995; Statement of Assets and Liabilities as of December 31, 1995; Statement of Operations for the year ended December 31, 1995; Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994; Notes to Financial Statements; Financial Highlights for the five years ended December 31, 1995 for the Fund's Class A shares and for the period May 3, 1993 (commencement of offering) through December 31, 1995 for the Fund's Class D shares; Report of Independent Auditors (will be filed by subsequent amendment.)


         (b) Exhibits: All Exhibits have been previously filed except Exhibits marked with an asterisk (*) which are incorporated herein and Exhibits marked with a double asterisk (**) which will be filed by amendment.


         (1)         Form  of   Amendment   and   Restatement   of  Articles  of
                     Incorporation of Registrant. (Incorporated by reference to Post-Effective Amendment No. 24 filed on April 23, 1993.)


         (2)         Amended   and   Restated   By-laws   of   the   Registrant.
                     (Incorporated by reference to Post-Effective Amendment No. 10 filed on July 14, 1982.)

         (4)         Specimen    certificate   of   Class   D   Capital   Stock.
                     (Incorporated by reference to Post-Effective Amendment No. 24 filed on April 23, 1993.)


         (4a)        Specimen certificate of Class B Capital Stock.**

         (5)         Amended Management Agreement between Registrant and J. & W.
                     Seligman & Co. Incorporated. (Incorporated by reference to Post-Effective Amendment No. 26 filed on May 1, 1995.)


         (6) Copy of the Amended Distributing Agreement between Registrant and Seligman Financial Services, Inc. (Incorporated by Reference to Post-Effective Amendment No. 24 filed on April 23, 1993.)

         (7)         Amendments  to Amended  Retirement  Income  Plan of J. & W.
                     Seligman & Co. Incorporated and Trust. (Incorporated by Reference to Post-Effective Amendment No. 25 filed on April 29, 1994.)

         (7a) Amendments to Amended Employees' Thrift Plan of Union Data Service Center, Inc. and Trust. (Incorporated by Reference to Post-Effective Amendment No. 25 filed on April 29, 1994.)

         (8) Copy of Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by Reference to Post-Effective Amendment No. 22 filed on April 30, 1991.)


         (10)        Opinion and Consent of Counsel.**

         (11)        Report and Consent of Independent Auditors.**


         (13) Purchase Agreement for Initial Capital between Registrant's Class D shares and J. & W. Seligman & Co. Incorporated. (Incorporated by Reference to Post-Effective Amendment No. 24 filed on April 23, 1993.)

         (14)        Copy of Amended  Individual  Retirement  Account  Trust and
                     Related   Documents.    (Incorporated   by   Reference   to
                     Post-Effective Amendment No. 23 filed on April 30, 1992.)

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)
Item 24.  FINANCIAL STATEMENTS AND EXHIBITS (continued)

     (14a) Copy of Amended Comprehensive Retirement Plans for Money Purchase and/or Prototype Profit Sharing Plan. (Incorporated by Reference to Seligman Tax-Exempt Fund Series, Inc., File No. 2-86008, Post-Effective Amendment No. 24 filed on November 30, 1992.)

     (14b) Copy of Amended Basic Business Retirement Plans for Money Purchase and/or Profit Sharing Plans. (Incorporated by Reference to Seligman Tax-Exempt Fund Series, Inc. File No. 2-86008, Post-Effective Amendment No. 24 filed on November 30, 1992.)

     (14c) Copy of Amended 403(b)(7) Custodial Account Plan. (Incorporated by Reference to Seligman New Jersey Tax-Exempt Fund, Inc., File No. 33-13401, Pre-Effective Amendment No. 1 filed on January 11, 1988)

     (14d) Copy of Amended Simplified Employee Pension Plan (SEP). (Incorporated by Reference to Post-Effective Amendment No. 23 filed on April 30, 1992.)

     (14e) Copy of the  amended  J. & W.  Seligman & Co.  Incorporated  (SARSEP)
           Salary Reduction and Other Elective Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement (Under
           Section 408(k) of the Internal Revenue Code). (Incorporated by Reference to Post-Effective Amendment No. 23 filed on April 30, 1992.)

     (15) Copy of amended Administration, Shareholder Services and Distribution Plan and form of Agreement of Registrant. (Incorporated by Reference to Post-Effective Amendment No. 24 filed on April 23, 1993.)

     (16) Schedule for Computation of each Performance Quotation provided in Registration Statement to Item 22. (Incorporated by Reference to Post-Effective Amendment No. 10 filed on July 14, 1982.)


     (17) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.**

     (18) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940.*


Item 25. Persons Controlled by or Under Common Control with Registrant - Seligman Data Corp. ("SDC"), a New York corporation, is owned by the Registrant and certain associated investment companies. The Registrant's investment in SDC is recorded at a cost of $3,719.


Item 26. Number of Holders of Securities - As of December 31, 1995, there were 11,554 record holders of the Registrant's Class A Capital Stock and 1,004 record holders of the Registrant's Class D Capital Stock.


Item 27. Indemnification - Incorporated by reference to Registrants Post-Effective Amendment #22 (File No. 2-56805) as filed with the Commission on 5/1/91.

Item 28.        Business and Other  Connections of Investment  Adviser - J. & W.
                Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to sixteen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc. Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust, Seligman Tax-Exempt Series Trust, Seligman Select Municipal Fund, Inc. and Tri-Continental Corporation.


                The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-5798 which was filed on December 5, 1995).

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)

Item 29. Principal Underwriters

         (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow: Item 29.

                            Seligman Capital Fund, Inc.
                            Seligman Common Stock Fund, Inc.
                            Seligman Communications and Information Fund, Inc. Seligman Frontier Fund, Inc.
                            Seligman Growth Fund, Inc.
                            Seligman Henderson Global Fund Series, Inc.
                            Seligman High Income Fund Series
                            Seligman Income Fund, Inc.
                            Seligman New Jersey Tax-Exempt Fund, Inc.
                            Seligman Pennsylvania Tax-Exempt Fund Series
                            Seligman Portfolios, Inc.
                            Seligman Tax-Exempt Fund Series, Inc.
                            Seligman Tax-Exempt Series Trust

         (b) Name of each director, officer or partner of each principal underwriter named in the answer to Item 21:


                                              Seligman Financial Services, Inc.
                                                   As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
         William C. Morris*                            Director                                    Chairman of the Board
                                                                                                   and Chief Executive
                                                                                                   Officer
         Brian T. Zino*                                Director                                    Director and President
         Ronald T. Schroeder*                          Director                                    Director
         Fred E. Brown*                                Director                                    Director
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    None
         David F. Stein*                               Director                                    None
         David Watts*                                  Director                                    None
         Stephen J. Hodgdon*                           President                                   None
         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President
         Mark R. Gordon*                               Senior Vice President, Director             None
                                                       of Marketing
         Gerald I. Cetrulo, III                        Senior Vice President of Sales,             None
         140 West Parkway                              Regional Sales Manager
         Pompton Plains, NJ  07444
         Bradley F. Hanson                             Senior Vice President of Sales,             None
         9707 Xylon Court                              Regional Sales Manager
         Bloomington, MN  55438
         Bradley W. Larson                             Senior Vice President of Sales,             None
         367 Bryan Drive                               Regional Sales Manager
         Danville, CA  94526
         D. Ian Valentine                              Senior Vice President of Sales,             None
         307 Braehead Drive                            Regional Sales Manager
         Fredericksburg, VA  22401
         Helen Simon*                                  Vice President, Sales                       None
                                                       Administration Manager



                                                                File No. 2-56805
                                                                        811-2650

PART C.    OTHER INFORMATION (continued)


                                              Seligman Financial Services, Inc.
                                                   As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
         Marsha E. Jacoby*                             Vice President, National Accounts           None
                                                       Manager
         William W. Johnson*                           Vice President, Order Desk                  None
         James R. Besher                               Regional Vice President                     None
         14000 Margaux Lane
         Town & Country, MO  63017
         Brad Davis                                    Regional Vice President                     None
         255 4th Avenue, #2
         Kirkland, WA  98033
         Andrew Draluck                                Regional Vice President                     None
         4215 N. Civic Center
         Blvd #273
         Scottsdale, AZ 85251
         Jonathan Evans                                Regional Vice President                     None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         Carla Goehring                                Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         Susan Gutterud                                Regional Vice President                     None
         820 Humboldt, #6
         Denver, CO  80218
         Mark Lien                                     Regional Vice President                     None
         5904 Mimosa
         Sedalia, MO  65301
         Randy D. Lierman                              Regional Vice President                     None
         2627 R.D. Mize Road
         Independence, MO  64057
         Judith L. Lyon                                Regional Vice President                     None
         163 Haynes Bridge Road, Ste 205
         Alpharetta, CA  30201
         David Meyncke                                 Regional Vice President                     None
         4718 Orange Grove Way
         Palm Harbor, FL  34684
         Herb W. Morgan                                Regional Vice President                     None
         11308 Monticook Court
         San Diego, CA  92127
         Melinda Nawn                                  Regional Vice President                     None
         5850 Squire Hill Court
         Cincinnati, OH  45241
         Robert H. Ruhm                                Regional Vice President                     None
         167 Derby Street
         Melrose, MA  02176
         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Bruce Tuckey                                  Regional Vice President                     None
         41644 Chathman Drive
         Novi, MI  48375


                                                                File No. 2-56805
                                                                        811-2650

PART C.    OTHER INFORMATION (continued)


                                              Seligman Financial Services, Inc.
                                                   As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
         Andrew Veasey                                 Regional Vice President                     None
         14 Woodside
         Rumson, NJ  07760
         Todd Volkman                                  Regional Vice President                     None
         4650 Cole Avenue, #216
         Dallas, TX 75205
         Kelli A. Wirth-Dumser                         Regional Vice President                     None
         8618 Hornwood Court
         Charlotte, NC  28215
         Frank P. Marino*                              Assistant Vice President, Mutual
                                                       Fund Product Manager                        None
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None


       * The principal business address of each of these directors and/or officers is 100 Park Avenue, NY, NY 10017.

       (c) Not applicable.

Item 30.         Location of Accounts and Records
                 Custodian:         Investors Fiduciary Trust Company
                                    127 West 10th Street
                                    Kansas City, Missouri 64105 and
                                    Seligman Cash Management Fund, Inc.
                                    100 Park Avenue
                                    New York, NY  10017


Item 31. Management Services -Seligman Data Corp. ("SDC") the Registrant's shareholder service agent, has an agreement with First Data Investors Services Group ("FDISG") pursuant to which FDISG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by SDC, which commenced in July 1990. For the fiscal years ended December 31, 1995, 1994 and 1993, the approximate cost of these services were:


                                               1995           1994        1993
                                               ----           ----        ----

                         Class A shares                     $49,565    $ 77,300
                         Class D shares                       $ 711         N/A

Item 32. Undertakings - The Registrant undertakes, (1) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                                                File No. 2-56805
                                                                        811-2650

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 16th day of February, 1996.


                                            SELIGMAN CASH MANAGEMENT FUND, INC.


                                            By: /s/ William C. Morris
                                                ----------------------------
                                                William C. Morris, Chairman*



        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 has been signed below by the following persons in the capacities indicated on February 16, 1996.


        Signature                                      Title


/s/  William C. Morris                          Chairman of the Board (Principal
---------------------------                     executive officer) and Director
    William C. Morris*




/s/  Brian T. Zino                              Director and President
---------------------------
      Brian T. Zino



/s/  Thomas G. Rose                             Treasurer
---------------------------
      Thomas G. Rose



Fred E. Brown, Director              )
Alice S. Ilchman, Director           )
John E. Merow, Director              )
Betsy S. Michel, Director            )   /s/ Brian T. Zino
James C. Pitney, Director            )   ---------------------------------
James Q. Riordan, Director           )  * Brian T. Zino, Attorney-in-fact
Ronald T. Schroeder, Director        )
Robert L. Shafer, Director           )
James N. Whitson, Director           )